FIDELITY(REGISTERED TRADEMARK)
CONVERTIBLE SECURITIES
FUND

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000       PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONVERTIBLE SECURITIES  16.40%         33.69%       143.44%       391.03%

ML All US Convertible            9.46%          23.23%       126.32%       311.77%
Securities

Convertible Securities Funds     10.65%         24.06%       109.73%       251.05%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch All U.S. Convertible Securities Index - a market capitalization-weighted index of domestic corporate convertible securities. To measure how the fund's performance stacked up against its peers, you can compare it to the convertible securities funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 64 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONVERTIBLE SECURITIES    33.69%       19.48%        17.25%

ML All US Convertible              23.23%       17.75%        15.20%
Securities

Convertible Securities Funds       24.06%       15.53%        12.97%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Convertible Securities      ML All Conv. Sec. Index
             00308                       ML014
  1990/05/31      10000.00                    10000.00
  1990/06/30      10111.65                    10015.61
  1990/07/31      10042.69                     9865.88
  1990/08/31       9378.93                     9222.94
  1990/09/30       8916.09                     8854.24
  1990/10/31       8741.44                     8417.92
  1990/11/30       9195.54                     8889.85
  1990/12/31       9476.64                     9108.01
  1991/01/31      10063.93                     9574.73
  1991/02/28      10713.50                    10330.82
  1991/03/31      10998.34                    10615.96
  1991/04/30      11124.35                    10785.67
  1991/05/31      11502.36                    11129.99
  1991/06/30      11283.96                    10824.69
  1991/07/31      11738.96                    11079.10
  1991/08/31      12184.86                    11447.31
  1991/09/30      12388.26                    11468.28
  1991/10/31      12921.68                    11657.02
  1991/11/30      12369.86                    11490.72
  1991/12/31      13147.65                    12057.74
  1992/01/31      13811.28                    12598.76
  1992/02/29      14263.32                    12944.21
  1992/03/31      14022.78                    12862.76
  1992/04/30      14139.32                    13038.82
  1992/05/31      14411.23                    13269.50
  1992/06/30      14325.24                    13113.28
  1992/07/31      14717.44                    13532.85
  1992/08/31      14433.09                    13498.72
  1992/09/30      14776.92                    13778.00
  1992/10/31      15123.33                    13813.77
  1992/11/30      15608.30                    14205.71
  1992/12/31      16042.70                    14638.78
  1993/01/31      16579.18                    15111.19
  1993/02/28      16290.31                    15222.88
  1993/03/31      17100.96                    15803.39
  1993/04/30      17257.28                    15712.20
  1993/05/31      17684.54                    16071.46
  1993/06/30      17664.30                    16176.81
  1993/07/31      17843.15                    16236.95
  1993/08/31      18263.98                    16694.25
  1993/09/30      18476.15                    16859.58
  1993/10/31      18900.89                    17273.79
  1993/11/30      18720.38                    17034.66
  1993/12/31      18896.35                    17294.27
  1994/01/31      19367.33                    17745.55
  1994/02/28      19057.17                    17521.05
  1994/03/31      18222.97                    16797.31
  1994/04/30      17921.00                    16467.80
  1994/05/31      17851.31                    16462.59
  1994/06/30      17837.87                    16276.46
  1994/07/31      18155.57                    16565.33
  1994/08/31      19120.41                    16993.86
  1994/09/30      19000.99                    16776.83
  1994/10/31      19120.12                    16836.00
  1994/11/30      18619.78                    16321.81
  1994/12/31      18564.55                    16256.46
  1995/01/31      18564.55                    16373.18
  1995/02/28      18951.31                    16884.94
  1995/03/31      19511.36                    17343.37
  1995/04/30      19950.92                    17705.24
  1995/05/31      20170.69                    18194.07
  1995/06/30      20675.22                    18815.07
  1995/07/31      21217.68                    19451.51
  1995/08/31      21464.26                    19736.48
  1995/09/30      21871.67                    19993.17
  1995/10/31      21336.69                    19449.56
  1995/11/30      21971.20                    20195.57
  1995/12/31      22162.46                    20270.18
  1996/01/31      22613.68                    20895.24
  1996/02/29      23158.11                    21367.17
  1996/03/31      23454.20                    21590.21
  1996/04/30      24003.70                    21991.58
  1996/05/31      24392.37                    22477.65
  1996/06/30      24122.57                    22144.72
  1996/07/31      22985.48                    21201.35
  1996/08/31      23621.71                    22019.05
  1996/09/30      24137.36                    22625.42
  1996/10/31      24424.55                    22898.20
  1996/11/30      25491.24                    23671.85
  1996/12/31      25497.02                    23497.90
  1997/01/31      26324.66                    24182.63
  1997/02/28      25830.98                    24092.40
  1997/03/31      24934.40                    23575.45
  1997/04/30      25286.83                    23789.71
  1997/05/31      26755.28                    24996.42
  1997/06/30      27554.55                    25780.64
  1997/07/31      28950.10                    27252.33
  1997/08/31      28816.48                    27104.72
  1997/09/30      30738.92                    28357.77
  1997/10/31      29153.36                    27811.56
  1997/11/30      29273.02                    27865.36
  1997/12/31      29183.20                    28095.39
  1998/01/31      29869.21                    28181.88
  1998/02/28      32161.69                    29429.72
  1998/03/31      33764.42                    30511.75
  1998/04/30      34371.58                    30703.25
  1998/05/31      33460.85                    30025.03
  1998/06/30      33987.92                    30278.64
  1998/07/31      33648.38                    29797.77
  1998/08/31      28351.56                    26374.00
  1998/09/30      29285.29                    26900.38
  1998/10/31      30518.36                    27595.18
  1998/11/30      31871.30                    28913.26
  1998/12/31      33935.23                    30604.90
  1999/01/31      35110.52                    32114.64
  1999/02/28      33435.96                    30992.62
  1999/03/31      35411.90                    32275.09
  1999/04/30      36970.91                    33585.20
  1999/05/31      36729.64                    33415.65
  1999/06/30      38872.65                    34647.40
  1999/07/31      38368.30                    34426.31
  1999/08/31      37789.22                    33992.26
  1999/09/30      37689.46                    34215.95
  1999/10/31      39306.87                    35556.95
  1999/11/30      42184.36                    37616.64
  1999/12/31      48895.07                    42712.07
  2000/01/31      49280.15                    42701.82
  2000/02/29      56119.53                    46294.34
  2000/03/31      55446.01                    46228.50
  2000/04/30      51108.53                    43040.77
  2000/05/31      49103.47                    41176.64
IMATRL PRASUN   SHR__CHT 20000531 20000620 144544 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Convertible Securities Fund on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $49,103 - a 391.03% increase on the initial investment. For comparison, look at how the Merrill Lynch All U.S. Convertible Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $41,177 - a 311.77% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Beso Sikharulidze)

An interview with Beso Sikharulidze, Portfolio Manager of Fidelity Convertible Securities Fund

Q. HOW DID THE FUND PERFORM, BESO?

A. For the six months that ended May 31, 2000, the fund returned 16.40%, topping the Merrill Lynch All U.S. Convertible Securities Index, which returned 9.46%. The convertible securities funds average tracked by Lipper Inc. returned 10.65% during the same time frame. For the 12 months that ended May 31, 2000, the fund returned 33.69%, while the Merrill Lynch index and Lipper average posted returns of 23.23% and 24.06%, respectively.

Q. WHAT FACTORS ALLOWED THE FUND TO OUTPACE BOTH ITS BENCHMARK AND ITS PEERS DURING THE SIX-MONTH PERIOD?

A. The fund was rewarded for strong stock picking and its overexposure to the fastest-growing segments of the market - namely technology and telecommunications - relative to the index and a generally less growth-oriented peer group. We garnered much of our advantage over the index from having more of the higher-quality tech names that held on to more of their gains during the sharp correction in the spring. Veritas Software, EMC and Comverse are a few names that quickly come to mind.

Q. WHAT CHANGES DID YOU MAKE IN TERMS OF THE FUND'S ASSET ALLOCATION?

A. I pared back the fund's exposure to pure equities, as many of the companies I liked began to issue convertible securities. New issues emerged in droves earlier in the period during the market's dramatic upswing, with many tech-oriented companies in particular offering convertibles as a cheaper way to raise capital. This action afforded us the opportunity to participate in the high-growth areas without having to own the stocks themselves, while benefiting from the downside protection and yield that convertibles had to offer. Finding the optimal mix of securities required us to take profits in some of our convertible holdings along the way that were acting more equity-like, and replace them with less volatile issues. In so doing, we weathered the downturn much better than the average aggressive diversified stock fund.

Q. WHAT WERE SOME OF YOUR OTHER STRATEGIES THAT HELPED SHAPE FUND
PERFORMANCE?

A. Although we remained underweighted in finance, we focused our attention on a couple of large, high-quality issues that came to market during the period. Taking a major position in MetLife proved particularly beneficial, as this security stormed out of the gates on strong demand for investment-grade convertible bonds. The fund's health care investments also added appreciably to performance. I feel that my years following this sector served me well, as I was able to add a number of traditional names to the portfolio at extremely attractive valuations. I also included several quality biotechnology stocks such as ImClone Systems and Millennium Pharmaceuticals into the mix, which helped. My focus rested primarily on firms with strong product pipelines that were well-positioned leaders in the genomics space.

Q. WHAT HOLDINGS CONTRIBUTED THE MOST TO PERFORMANCE? WHICH PROVED TO BE DISAPPOINTMENTS?

A. Data storage management software provider Veritas enjoyed record revenue growth spurred by booming demand for storage due to the Internet. Comverse, a provider of communications and multimedia systems, also benefited from strong top-line growth. Another beneficiary of robust global wireless demand, Qualcomm, continued to enjoy its leadership position in digital wireless technology. Calpine, the nation's fastest growing independent power company, also was a big contributor, proving that some old economy stocks could still deliver good growth. The fund no longer held Qualcomm or Calpine at the close of the period. On the flip side, a number of the fund's tech holdings were hit exceptionally hard during the correction, namely Vitesse, DoubleClick, Redback and Legato. I sold off the fund's stake in Legato during the period. Apparel retailer Ann Taylor slipped on poor sales and earnings disappointments.

Q. WHAT'S YOUR OUTLOOK?

A. My outlook remains positive, as I feel technology will continue to power the economy and set the tone in the marketplace. Not surprisingly, I'm bullish on convertibles as well, since tech makes up almost half of the entire market. I believe there are still a lot of good bargains out there given the recent sell-off, and I plan to take full advantage of them in the coming months. As a bottom-up investor, I'll focus my energy on the individual security level, since that's where we find the most value for the shareholder.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high total
return through a
combination of current
income and capital
appreciation by investing
mainly in securities that are
convertible into common
stock

FUND NUMBER: 308

TRADING SYMBOL: FCVSX

START DATE: January 5, 1987

SIZE: as of May 31, 2000,
more than $1.6 billion

MANAGER: Beso Sikharulidze,
since 1999; manager,
Fidelity Advisor Health Care
Fund, 1997-1999; several
Fidelity Select Portfolios,
1993-1999; research
analyst, 1992-1999; joined
Fidelity in 1992

BESO SIKHARULIDZE ON RECENT
THEMES IN THE CONVERTIBLE
SECURITIES MARKET:

"Technology has brought forth
the new economy and, with it, has
dramatically reshaped the
convertible securities market. As
the balance of power shifts toward
the tech sector, so has the fund's
focus. Consequently, the fund has
become much more aggressive in
nature, allowing investors greater
exposure to rallies in the growth
arena with the added benefit of a
yield cushion to help temper
downside volatility. In the past,
funds that invested in convertible
securities were, on average,
low-volatility vehicles that
comprised mostly value-oriented
equities.

"With tech stocks recoiling during
the spring in response to rising
interest rates and valuation
concerns, the market began to
focus more intently on quality and,
most importantly, earnings. So, I
spent a lot of time scrutinizing the
fund's holdings, trying to weed out
issues that I didn't have complete
and utter conviction in. What
resulted was a more concentrated
portfolio of leading names from
the areas of the market with the
highest growth potential, namely
communications semiconductors,
data storage and fiber-optic
networking."


INVESTMENT CHANGES





TOP TEN INVESTMENTS AS OF MAY
31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Vitesse Semiconductor Corp.       3.6                     0.0
4% 3/15/05

Comverse Technology, Inc.         3.3                     1.7
4.5% 7/1/05

MetLife, Inc. $4.00               3.2                     0.0

AES Trust VII $3.00               2.8                     0.0

MediaOne Group, Inc. $3.04        2.2                     1.2

Calpine Capital Trust II $2.75    2.2                     0.0

America Online, Inc. 0% 12/6/19   2.2                     0.0

EMC Corp.                         1.8                     0.0

Oak Industries, Inc. 4.875%       1.8                     0.3
3/1/08

SDL, Inc.                         1.8                     0.0

                                  24.9                    3.2

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                         MONTHS AGO

Technology                        35.6                    25.3

Media & Leisure                   12.8                    21.3

Finance                           11.9                    8.3

Utilities                         9.9                     11.5

Health                            8.8                     5.0



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                           AS OF NOVEMBER 30, 1999 **

Convertible  Securities         82.4%                          Convertible  Securities                76.0%

Stocks                          10.0%                          Stocks                                 20.3%

Nonconvertible  Bonds            0.5%                          Nonconvertible  Bonds                   0.6%

Short-Term  Investments and                                    Short-Term  Investments and
Net Other Assets                 7.1%                          Net Other Assets                        3.1%

* FOREIGN  INVESTMENTS           3.3%                          ** FOREIGN INVESTMENTS                  3.7%

Row: 1, Col: 1, Value: 82.40000000000001                       Row: 1, Col: 1, Value: 76.0
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 10.0                                    Row: 1, Col: 3, Value: 20.3
Row: 1, Col: 4, Value: 0.0                                     Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.5                                     Row: 1, Col: 5, Value: 0.6000000000000001
Row: 1, Col: 6, Value: 0.0                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.1                                     Row: 1, Col: 8, Value: 3.1







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



CORPORATE BONDS - 55.6%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 55.1%

BASIC INDUSTRIES - 0.4%

METALS & MINING - 0.4%

CommScope, Inc. 4% 12/15/06       -           $ 6,000                                $ 6,501
(e)

CONSTRUCTION & REAL ESTATE -
0.8%

CONSTRUCTION - 0.4%

Lennar Corp. 0% 7/29/18           Ba1          16,650                                 6,577

REAL ESTATE INVESTMENT TRUSTS
- 0.4%

Pinnacle Holdings, Inc. 5.5%      -            8,500                                  6,970
9/15/07 (e)

TOTAL CONSTRUCTION & REAL                                                             13,547
ESTATE

ENERGY - 1.7%

ENERGY SERVICES - 0.8%

Pride International, Inc. 0%      B2           11,000                                 4,648
4/24/18

Transocean Sedco Forex, Inc.      A3           13,900                                 8,166
0% 5/24/20

                                                                                      12,814

OIL & GAS - 0.9%

Anadarko Petroleum Corp. 0%       Baa1         8,000                                  5,430
3/7/20

Kerr-McGee Corp. 5.25% 2/15/10    Baa2         7,500                                  8,775

                                                                                      14,205

TOTAL ENERGY                                                                          27,019

FINANCE - 0.4%

CREDIT & OTHER FINANCE - 0.4%

Elan Finance Corp. Ltd.           Baa3         10,200                                 6,560
liquid yield option notes 0%
12/14/18 (e)

INSURANCE - 0.0%

Berkshire Hathaway, Inc. 1%       Aaa          95                                     263
12/2/01

TOTAL FINANCE                                                                         6,823

HEALTH - 7.4%

DRUGS & PHARMACEUTICALS - 6.7%

Alkermes, Inc. 3.75% 2/15/07      -            9,100                                  6,507
(e)

Alpharma, Inc.:

3% 6/1/06 (e)                     B            960                                    1,517

5.75% 4/1/05                      B            1,100                                  1,933

Centocor, Inc. 4.75% 2/15/05      AAA          6,000                                  7,545

CuraGen Corp. 6% 2/2/07 (e)       CCC          8,000                                  5,080

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Dura Pharmaceuticals, Inc.        B1          $ 1,000                                $ 835
3.5% 7/31/02

Genzyme Corp. 5.25% 6/1/05        -            2,370                                  3,721

Human Genome Sciences, Inc.       -            7,000                                  4,410
3.75% 3/15/07 (e)

IDEC Pharmaceuticals Corp.        -            2,010                                  1,776
liquid yield option note 0%
2/16/19 (e)

ImClone Systems, Inc. 5.5%        -            15,800                                 13,041
3/1/05 (e)

Integrated Process Equipment
Corp.:

6.25% 9/15/04 (e)                 B-           2,500                                  1,863

6.25% 9/15/04                     B-           750                                    559

Invitrogen Corp. 5.5% 3/1/07      -            7,000                                  4,830
(e)

IVAX Corp. 5.5% 5/15/07 (e)       -            8,000                                  9,640

Millennium Pharmaceuticals,       CCC          8,250                                  9,513
Inc. 5.5% 1/15/07 (e)

Protein Design Labs, Inc.         -            3,640                                  3,203
5.5% 2/15/07 (e)

Roche Holdings, Inc.:

liquid yield option note 0%       -            23,500                                 11,236
5/6/12 (e)

0% 1/19/15 (e)                    -            6,225                                  4,472

Sepracor, Inc.:

5% 2/15/07 (e)                    -            2,000                                  2,400

7% 12/15/05 (e)                   -            5,000                                  8,244

7% 12/15/05                       -            4,200                                  6,925

Vertex Pharmaceuticals, Inc.      -            1,000                                  1,063
5% 3/14/07 (e)

                                                                                      110,313

MEDICAL FACILITIES MANAGEMENT
- 0.7%

HEALTHSOUTH Corp. 3.25% 4/1/03    Ba2          1,250                                  1,013

Total Renal Care Holdings,        B3           6,446                                  3,964
Inc. 7% 5/15/09 (e)

Wellpoint Health Networks,        Baa3         11,030                                 7,528
Inc. 0% 7/2/19

                                                                                      12,505

TOTAL HEALTH                                                                          122,818

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

ELECTRICAL EQUIPMENT - 2.2%

ANTEC Corp. 4.5% 5/15/03          B2           1,970                                  4,216

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Oak Industries, Inc.:

4.875% 3/1/08 (e)                 A3          $ 500                                  $ 2,082

4.875% 3/1/08                     B2           7,015                                  29,209

                                                                                      35,507

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

ASM Lithography Holding NV:

2.5% 4/9/05 (e)                   B2     NLG   500                                    431

2.5% 4/9/05                       B2     NLG   3,750                                  3,234

                                                                                      3,665

TOTAL INDUSTRIAL MACHINERY &                                                          39,172
EQUIPMENT

MEDIA & LEISURE - 7.4%

BROADCASTING - 7.1%

American Tower Corp.:

2.25% 10/15/09 (e)                Caa1         7,100                                  8,227

5% 2/15/10 (e)                    B            12,000                                 11,100

6.25% 10/15/09 (e)                Caa1         2,215                                  3,680

CD Radio, Inc. 8.75% 9/29/09      -            1,000                                  1,510

Clear Channel Communications,     Baa3         17,500                                 16,997
Inc.  1.5% 12/1/02

Cox Communications, Inc. 1%       Baa3         18,800                                 9,353
4/19/20

EchoStar Communications Corp.     -            16,500                                 17,469
 4.875% 1/1/07 (e)

Liberty Media Corp.:

3.75% 2/15/30 (e)                 Baa3         20,000                                 20,525

4% 11/15/29 (e)                   Baa3         14,000                                 18,935

NTL, Inc. 5.75% 12/15/09 (e)      CCC+         12,000                                 9,135

                                                                                      116,931

LODGING & GAMING - 0.2%

Four Seasons Hotels, Inc. 0%      Ba2          9,000                                  3,087
9/23/29

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.1%

News America Holdings, Inc.       Baa3        $ 1,500                                $ 1,385
liquid yield option notes 0%
3/11/13

Scholastic Corp. 5% 8/15/05       Baa3         1,000                                  942
(e)

                                                                                      2,327

TOTAL MEDIA & LEISURE                                                                 122,345

RETAIL & WHOLESALE - 1.2%

APPAREL STORES - 0.5%

AnnTaylor Stores Corp. 0.55%      B2           19,660                                 8,716
6/18/19 (e)

GROCERY STORES - 0.5%

Koninklijke Ahold NV 4%           -      EUR   8,500                                  8,564
5/19/05 (e)

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Office Depot, Inc. 0% 11/1/08     Baa2         4,000                                  2,795

TOTAL RETAIL & WHOLESALE                                                              20,075

SERVICES - 2.5%

ADVERTISING - 1.9%

DoubleClick, Inc. 4.75%           B-           4,750                                  5,480
3/15/06

Getty Images, Inc. 5% 3/15/07     B2           7,000                                  5,408
(e)

Interpublic Group of              Baa1         5,500                                  5,246
Companies, Inc. 1.87% 6/1/06
(e)

Omnicom Group, Inc. 2.25%         Baa1         6,500                                  11,383
1/6/13

Young & Rubicam, Inc. 3%          Baa3         3,800                                  3,601
1/15/05 (e)

                                                                                      31,118

SERVICES - 0.6%

ADT Operations, Inc. liquid       Baa1         1,686                                  4,317
yield option notes 0%, 7/6/10

CheckFree Holdings Corp. 6.5%     -            7,000                                  6,099
12/1/06 (e)

                                                                                      10,416

TOTAL SERVICES                                                                        41,534

TECHNOLOGY - 27.5%

COMMUNICATIONS EQUIPMENT - 4.0%

Comverse Technology, Inc.         B+           12,745                                 54,549
4.5% 7/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Level One Communications,         A2          $ 1,250                                $ 5,023
Inc. 4% 9/1/04

Tekelec 3.25% 11/2/04 (e)         -            3,500                                  6,825

                                                                                      66,397

COMPUTER SERVICES & SOFTWARE
- 10.6%

Aether Systems, Inc. 6%           -            23,000                                 19,262
3/22/05

Affymetrix, Inc. 4.75%            -            7,000                                  4,620
2/15/07 (e)

Amazon.com, Inc. 4.75% 2/1/09     Caa3         10,550                                 7,965

America Online, Inc. 0%           Ba3          71,000                                 35,589
12/6/19

At Home Corp. 4.75% 12/15/06      B3           6,000                                  4,042
(e)

Automatic Data Processing,        Aa3          3,875                                  5,507
Inc. 0% 2/20/12

BEA Systems, Inc. 4% 12/15/06     -            19,600                                 23,888
(e)

Citrix Systems, Inc. 0%           B            6,150                                  4,766
3/22/19

Critical Path, Inc. 5.75%         -            13,600                                 8,679
4/1/05 (e)

EarthWeb, Inc. 7% 1/25/05 (e)     -            7,500                                  3,221

Exodus Communications, Inc.:

4.75% 7/15/08 (e)                 -            5,867                                  6,817

4.75% 7/15/08                     CCC          2,900                                  3,369

i2 Technologies, Inc. 5.25%       -            3,250                                  5,068
12/15/06 (e)

Interliant, Inc. 7% 2/16/05       -            6,000                                  3,226
(e)

Mail.com, Inc. 7% 2/1/05 (e)      -            3,240                                  1,401

Networks Associates, Inc. 0%      -            5,250                                  1,824
2/13/18

Rational Software Corp. 5%        -            5,000                                  6,069
2/1/07 (e)

Redback Networks, Inc. 5%         -            13,970                                 10,207
4/1/07 (e)

Siebel Systems, Inc. 5.5%         -            2,390                                  6,256
9/15/06 (e)

VERITAS Software                  B+           4,050                                  13,274
Corp./VERITAS Operating
Corp. 1.856% 8/13/06

                                                                                      175,050

COMPUTERS & OFFICE EQUIPMENT
- 2.8%

Hewlett-Packard Co. 0%            Aa3          9,750                                  7,111
10/14/17

Ingram Micro, Inc. 0% 6/9/18      Ba1          22,250                                 7,982

Juniper Networks, Inc. 4.75%      -            15,950                                 12,929
3/15/07

MRV Communications, Inc. 5%       Caa1         7,900                                  16,067
6/15/03

Safeguard Scientifics, Inc.:

5% 6/15/06 (e)                    -            400                                    582

5% 6/15/06                        -            1,500                                  2,183

                                                                                      46,854

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.6%

Kulicke & Soffa Industries,       B3          $ 4,000                                $ 5,080
Inc. 4.75% 12/15/06 (e)

LAM Research Corp. 5% 9/1/02      B            3,800                                  4,731

                                                                                      9,811

ELECTRONICS - 9.5%

Advanced Micro Devices, Inc.      Caa1         4,860                                  11,014
6% 5/15/05

Burr-Brown Corp. 4.25%            -            15,000                                 17,400
2/15/07 (e)

Candescent Technologies Corp.     -            5,500                                  3,960
7% 5/1/03 (e)

Cypress Semiconductor Corp.       B2           5,250                                  6,077
4% 2/1/05

Lattice Semiconductor Corp.       B-           3,500                                  5,530
4.75% 11/1/06 (e)

LSI Logic Corp.:

4.25% 3/15/04 (e)                 B1           480                                    1,639

4.25% 3/15/04                     B1           5,450                                  18,612

S3, Inc. 5.75% 10/1/03            -            15,400                                 15,631

Semtech Corp. 4.5% 2/1/07 (e)     CCC+         8,500                                  7,374

STMicroelectronics NV 0%          -            2,350                                  3,760
9/22/09

TriQuint Semiconductor, Inc.      -            6,440                                  5,794
4% 3/1/07 (e)

Vitesse Semiconductor Corp.       -            77,500                                 60,047
4% 3/15/05 (e)

                                                                                      156,838

TOTAL TECHNOLOGY                                                                      454,950

UTILITIES - 3.4%

CELLULAR - 2.4%

Nextel Communications, Inc.:

4.75% 7/1/07 (e)                  B1           1,680                                  3,463

4.75% 7/1/07                      B1           1,500                                  3,092

5.25% 1/15/10 (e)                 B1           33,259                                 29,102

United States Cellular Corp.      Baa1         5,800                                  3,480
0% 6/15/15

                                                                                      39,137

ELECTRIC UTILITY - 0.3%

AES Corp. 4.5% 8/15/05            B1           3,500                                  5,889

TELEPHONE SERVICES - 0.7%

Level 3 Communications, Inc.      Caa1         1,340                                  1,109
6% 3/15/10

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL AMOUNT (D) (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Telefonos de Mexico SA de CV      BB+         $ 3,500                                $ 4,119
4.25% 6/15/04

Versatel Telecom                  -      EUR   7,500                                  6,186
International NV 4% 3/30/05

                                                                                      11,414

TOTAL UTILITIES                                                                       56,440

TOTAL CONVERTIBLE BONDS                                                               911,224

NONCONVERTIBLE BONDS - 0.5%

UTILITIES - 0.5%

TELEPHONE SERVICES - 0.5%

WinStar Communications, Inc.      B3           8,000                                  7,380
12.75% 4/15/10 (e)

TOTAL CORPORATE BONDS                                                                 918,604
(Cost $892,902)



COMMON STOCKS - 10.0%

                                 SHARES

HEALTH - 1.0%

DRUGS & PHARMACEUTICALS - 1.0%

Eli Lilly & Co.                   221,300                   16,846

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT - 0.0%

Sensormatic Electronics Corp.     1,131                     19
(a)(e)

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.8%

AT&T Corp. - Liberty Media        179,700                   7,963
Group Class A (a)

Cablevision Systems Corp.         87,040                    5,451
Class A (a)

Pegasus Communications Corp.      1,624                     67
(a)

                                                            13,481

SERVICES - 0.1%

Vicinity Corp.                    77,300                    1,179

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - 7.4%

COMMUNICATIONS EQUIPMENT - 0.0%

Chromatis Networks, Inc. (f)      8,300                    $ 146

Oni Systems Corp.                 900                       23

                                                            169

COMPUTER SERVICES & SOFTWARE
- 2.0%

CMGI, Inc. (a)                    47,600                    2,276

Mercury Interactive Corp. (a)     163,200                   13,831

Micromuse, Inc. (a)               82,300                    8,194

Packeteer, Inc.                   20,000                    259

SilverStream Software, Inc.       82,400                    2,714

Software.com, Inc.                56,000                    4,718

Vignette Corp. (a)                9,100                     251

webMethods, Inc.                  300                       25

                                                            32,268

COMPUTERS & OFFICE EQUIPMENT
- 2.2%

EMC Corp. (a)                     263,632                   30,664

MRV Communications, Inc. (a)      224,400                   5,975

                                                            36,639

ELECTRONICS - 3.2%

Bookham Technology PLC            41,900                    2,040
sponsored ADR

E Tek Dynamics, Inc. (a)          22,600                    4,154

Micron Technology, Inc. (a)       239,200                   16,729

Motorola, Inc.                    16,500                    1,547

SDL, Inc. (a)                     128,800                   29,181

                                                            53,651

TOTAL TECHNOLOGY                                            122,727

UTILITIES - 0.7%

CELLULAR - 0.3%

Crown Castle International        85,000                    2,226
Corp. (a)

Leap Wireless International,      2,942                     129
Inc. (a)

SBA Communications Corp.          51,000                    1,900
Class A

                                                            4,255

GAS - 0.4%

Enron Corp.                       86,000                    6,267

TELEPHONE SERVICES - 0.0%

McLeodUSA, Inc. Class A (a)       3,546                     71

MGC Communications, Inc. (a)      1,533                     63

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

TeraBeam Networks (f)             1,300                    $ 20

WinStar Communications, Inc.      7,540                     214
(a)

WinStar Communications, Inc.      6,387                     188

                                                            556

TOTAL UTILITIES                                             11,078

TOTAL COMMON STOCKS                                         165,330
(Cost $137,872)

CONVERTIBLE PREFERRED STOCKS
- 27.3%



BASIC INDUSTRIES - 1.7%

CHEMICALS & PLASTICS - 1.1%

Sealed Air Corp. Series A,        327,100                   17,745
$2.00

PACKAGING & CONTAINERS - 0.1%

Owens-Illinois, Inc. $2.375       84,000                    2,100

PAPER & FOREST PRODUCTS - 0.5%

Georgia-Pacific Corp. $3.75       187,100                   6,818
PEPS

International Paper Capital       41,000                    1,661
Trust $2.625

                                                            8,479

TOTAL BASIC INDUSTRIES                                      28,324

ENERGY - 2.0%

OIL & GAS - 2.0%

Apache Corp. $2.015 ACES          90,100                    4,742

EVI, Inc.:

$2.50 (e)                         30,000                    1,425

$2.50                             205,000                   9,738

The Coastal Corp.:

$1.20 PRIDES                      139,700                   4,874

$1.66 PRIDES                      77,300                    2,749

Tosco Financing Trust $2.875      115,000                   5,786

Unocal Capital Trust Corp.        78,000                    3,910
$3.125

                                                            33,224

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - 11.5%

CREDIT & OTHER FINANCE - 7.0%

AES Trust III $3.375              35,000                   $ 2,415

AES Trust VII $3.00 (e)           800,000                   45,800

Calpine Capital Trust $2.875      85,000                    8,224

Calpine Capital Trust II          600,000                   36,525
$2.75 (e)

DECS Trust V (Crown Castle        25,000                    606
International Corp.) $1.39

DECS Trust VI (Metromedia         178,900                   9,840
Fiber Network, Inc.) $2.46

Federal-Mogul Financing Trust     69,000                    1,570
$3.50 (e)

ICG Funding LLC $3.375            110,000                   4,826

Life Re Corp./Life Re Capital     70,000                    5,311
Trust II $3.96

Union Pacific Capital Trust       28,200                    1,199
$3.125

                                                            116,316

INSURANCE - 3.8%

Ace Ltd. $4.125                   160,000                   9,301

MetLife, Inc. $4.00 (a)           800,000                   52,800

                                                            62,101

INVESTMENT COMPANIES - 0.7%

Amdocs Automatic Common           210,400                   11,112
Exchange Securities Trust
$1.51 TRACES

SECURITIES INDUSTRY - 0.0%

Southwest Securities Group,       17,800                    512
Inc. (Knight/Trimark Group,
Inc.) $2.83 DARTS

TOTAL FINANCE                                               190,041

HEALTH - 0.4%

DRUGS & PHARMACEUTICALS - 0.3%

Cephalon, Inc. $3.625             40,000                    5,865

MEDICAL EQUIPMENT & SUPPLIES
- 0.1%

McKesson Financing Trust $2.50    46,500                    1,375

TOTAL HEALTH                                                7,240

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Ingersoll Rand Co./Ingersoll      109,400                   2,503
Rand Finance  $1.68 Income
PRIDES

MEDIA & LEISURE - 4.6%

BROADCASTING - 4.1%

Adelphia Communications Corp.     13,800                    1,916
$11.00

Cox Communications, Inc.          161,000                   16,431
$6.858 PRIZES

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Entercom Communication            40,000                   $ 2,350
Capital Trust $3.13

MediaOne Group, Inc. $3.04        817,100                   36,872

Pegasus Communications Corp.      53,900                    4,299
$6.50 (e)

UnitedGlobalCom, Inc. $3.50       122,000                   5,536

                                                            67,404

ENTERTAINMENT - 0.2%

Premier Parks, Inc. $4.05 PIES    69,400                    3,192

PUBLISHING - 0.3%

Readers Digest Automatic          172,100                   5,249
Common Exchange Securities
Trust $1.93 TRACES

RESTAURANTS - 0.0%

Wendys Financing I $2.50          10,000                    469
TECONS

TOTAL MEDIA & LEISURE                                       76,314

NONDURABLES - 0.8%

BEVERAGES - 0.5%

Seagram Co. Ltd. $3.76 ACES       193,500                   8,901

HOUSEHOLD PRODUCTS - 0.3%

Estee Lauder Co. $3.80 TRACES     58,000                    4,408

TOTAL NONDURABLES                                           13,309

SERVICES - 0.1%

Cendant Corp.:

 $3.75 Income PRIDES              70,900                    1,482

 $2.91 Growth PRIDES              50,000                    960

                                                            2,442

TECHNOLOGY - 0.7%

COMPUTER SERVICES & SOFTWARE
- 0.7%

PSINet, Inc. $3.50 (e)            214,800                   7,330

Verio, Inc. $3.375 (e)            71,500                    4,281

                                                            11,611

UTILITIES - 5.3%

CELLULAR - 0.6%

Omnipoint Corp. $3.50             62,000                    10,308

ELECTRIC UTILITY - 2.0%

Alliant Energy Resources,         104,000                   6,890
Inc. $4.91 (e)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Houston Industries, Inc.          100,200                  $ 13,114
(Time Warner, Inc.) $3.216
ACES

Reliant Energy, Inc. $1.165       156,000                   12,022

                                                            32,026

GAS - 0.1%

Enron Corp. Series J, $10.50      1,100                     2,189

TELEPHONE SERVICES - 2.6%

BroadWing, Inc. $3.375            38,000                    1,682

Global Crossing Ltd. $16.88       47,600                    10,211

Intermedia Communications,        139,300                   4,562
Inc. Series D, $1.75
depositary shares

McLeodUSA, Inc. $16.87            9,100                     4,861

MGC Communications, Inc. $3.62    80,000                    3,210

NEXTLINK Communications, Inc.     46,500                    7,550
$3.25

Qwest Trends Trust $2.04 (e)      75,000                    5,044

WinStar Communications, Inc.:

$3.50                             41,300                    2,055

$72.50 (e)                        3,900                     3,396

                                                            42,571

TOTAL UTILITIES                                             87,094

TOTAL CONVERTIBLE PREFERRED                                 452,102
STOCKS
(Cost $401,542)

CASH EQUIVALENTS - 4.1%



Taxable Central Cash Fund,        67,828,401                67,828
6.37% (c) (Cost $67,828)

TOTAL INVESTMENT PORTFOLIO -                                1,603,864
97.0%
(Cost $1,500,144)

NET OTHER ASSETS - 3.0%                                     49,793

NET ASSETS - 100%                                         $ 1,653,657


SECURITY TYPE ABBREVIATIONS

ACES                         -   Automatic Common Exchange
                                 Securities

DARTS                        -   Derivatives Adjustable  Ratio
                                 Securities

DECS                         -   Dividend Enhanced Convertible
                                 Stock/Debt Exchangeable for
                                 Common Stock

PEPS                         -   Participating Equity
                                 Preferred Shares/ Premium
                                 Exchangeable Participating
                                 Shares

PIES                         -   Premium Income  Equity
                                 Securities

PRIDES                       -   Preferred Redeemable
                                 Increased Dividend  Equity
                                 Securities

PRIZES                       -   Participating Redeemable
                                 Indexed Zero-Premium
                                 Exchangeable Securities

TECONS                       -   Term Convertible Shares

TRACES                       -   Trust Automatic Common
                                 Exchange Securities

CURRENCY ABBREVIATIONS

EUR                          -   European Monetary Unit

NLG                          -   Dutch guilder

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $597,199,000 or 36.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE  ACQUISITION COST (000S)

Chromatis Networks, Inc.  5/19/00           $ 146

TeraBeam Networks         4/7/00            $ 20

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS       S&P RATINGS

Aaa, Aa, A    1.8%    AAA, AA, A    3.2%

Baa           7.9%    BBB           7.2%

Ba            3.4%    BB            3.1%

B             9.1%    B             15.7%

Caa           3.0%    CCC           4.4%

Ca, C         0.0%    CC, C         0.0%

                      D             0.0%

The percentage not rated by Moody's or S&P amounted to 22.7%. FMR has determined that unrated debt securities that are lower quality account for 22.7% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,503,911,000. Net unrealized appreciation aggregated $99,953,000, of which $239,516,000 related to appreciated investment securities and $139,563,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                           MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 1,603,864
value (cost $1,500,144) -
See accompanying schedule

Receivable for investments               52,999
sold

Receivable for fund shares               2,172
sold

Dividends receivable                     475

Interest receivable                      9,034

Other receivables                        31

 TOTAL ASSETS                            1,668,575

LIABILITIES

Payable to custodian bank      $ 221

Payable for investments         12,695
purchased

Payable for fund shares         887
redeemed

Accrued management fee          793

Other payables and accrued      322
expenses

 TOTAL LIABILITIES                       14,918

NET ASSETS                              $ 1,653,657

Net Assets consist of:

Paid in capital                         $ 1,302,088

Undistributed net investment             7,335
income

Accumulated undistributed net            240,518
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              103,716
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 68,915 shares           $ 1,653,657
outstanding

NET ASSET VALUE, offering                $24.00
price and redemption price
per share ($1,653,657
(divided by) 68,915 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED MAY 31, 2000
                                        (UNAUDITED)

INVESTMENT INCOME                           $ 9,271
Dividends

Interest                                     17,239

 TOTAL INCOME                                26,510

EXPENSES

Management fee Basic fee         $ 3,818

 Performance adjustment           825

Transfer agent fees               1,323

Accounting fees and expenses      190

Non-interested trustees'          5
compensation

Custodian fees and expenses       25

Registration fees                 102

Audit                             22

Legal                             47

Miscellaneous                     5

 Total expenses before            6,362
reductions

 Expense reductions               (111)      6,251

NET INVESTMENT INCOME                        20,259

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            250,318

 Foreign currency transactions    221        250,539

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (90,622)

 Assets and liabilities in        13         (90,609)
foreign currencies

NET GAIN (LOSS)                              159,930

NET INCREASE (DECREASE) IN                  $ 180,189
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 20,259                       $ 30,248
income

 Net realized gain (loss)         250,539                        112,503

 Change in net unrealized         (90,609)                       155,777
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       180,189                        298,528
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (18,301)                       (32,773)
From net investment income

 From net realized gain           (93,806)                       (60,281)

 TOTAL DISTRIBUTIONS              (112,107)                      (93,054)

Share transactions Net            561,839                        362,790
proceeds from sales of shares

 Reinvestment of distributions    102,221                        84,738

 Cost of shares redeemed          (292,432)                      (425,892)

 NET INCREASE (DECREASE) IN       371,628                        21,636
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       439,710                        227,110
IN NET ASSETS

NET ASSETS

 Beginning of period              1,213,947                      986,837

 End of period (including        $ 1,653,657                    $ 1,213,947
undistributed net investment
income of $7,335 and $5,377,
respectively)

OTHER INFORMATION
Shares

 Sold                             21,955                         18,167

 Issued in reinvestment of        4,415                          4,632
distributions

 Redeemed                         (11,588)                       (21,698)

 Net increase (decrease)          14,782                         1,101


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                      1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 22.43                        $ 18.61                   $ 19.57  $ 18.64  $ 17.66  $ 15.63
of period

Income from  Investment
Operations

Net investment income           .32 D                          .57 D                     .60 D    .64 D    .83      .79

Net realized  and unrealized    3.25                           5.01                      .86      1.90     1.79     1.94
gain (loss)

Total from investment           3.57                           5.58                      1.46     2.54     2.62     2.73
operations

Less Distributions

 From net investment income     (.30)                          (.62)                     (.58)    (.80)    (.74)    (.70)

From net  realized gain         (1.70)                         (1.14)                    (1.84)   (.81)    (.90)    -

Total distributions             (2.00)                         (1.76)                    (2.42)   (1.61)   (1.64)   (.70)

Net asset value,  end of       $ 24.00                        $ 22.43                   $ 18.61  $ 19.57  $ 18.64  $ 17.66
period

TOTAL RETURN B, C               16.40%                         32.36%                    8.88%    14.84%   16.02%   18.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 1,654                        $ 1,214                   $ 987    $ 1,029  $ 1,148  $ 1,049
(in millions)

Ratio of expenses to average    .80% A                         .85%                      .79%     .74%     .85%     .70%
net assets

Ratio of expenses to average    .78% A, E                      .82% E                    .77% E   .73% E   .83% E   .70%
net assets after expense
reductions

Ratio of net invest- ment       2.54% A                        2.85%                     3.21%    3.46%    4.48%    4.59%
income to average net assets

Portfolio turnover rate         251% A                         246%                      223%     212%     175%     203%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $166,000 or .01% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,059,444,000 and $1,862,621,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $96,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $7,000 and $8,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

CVS-SANN-0700  106080
1.704534.102

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY(REGISTERED TRADEMARK)
EQUITY-INCOME II
FUND

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 23  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY EQUITY-INCOME II    0.05%          -0.48%       115.18%       438.97%

Russell 3000 Value           1.19%          -1.68%       134.03%       369.42%**

Equity Income Funds Average  2.05%          -0.62%       102.18%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 21, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Value Index
- a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY EQUITY-INCOME II      -0.48%       16.56%        18.79%

Russell 3000 Value             -1.68%       18.54%        17.19%**

Equity Income Funds Average    -0.62%       14.99%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

** FROM AUGUST 31, 1990

$10,000 OVER LIFE OF FUND
                        Equity-Income II     Russell 3000 Value
                        00319                 RS008

           1990/08/31    10000.00            10000.00
           1990/09/28     9702.68             9497.73
           1990/10/31     9702.68             9342.48
           1990/11/30    10089.20             9986.36
           1990/12/31    10357.84            10242.71
           1991/01/31    10856.29            10723.91
           1991/02/28    11823.29            11459.66
           1991/03/28    12314.16            11661.45
           1991/04/30    12656.50            11747.90
           1991/05/31    13300.91            12192.20
           1991/06/28    12988.78            11675.69
           1991/07/31    13710.35            12152.28
           1991/08/30    14233.33            12382.96
           1991/09/30    14327.58            12298.91
           1991/10/31    14771.77            12498.30
           1991/11/29    14327.58            11865.65
           1991/12/31    15184.33            12845.31
           1992/01/31    15614.16            12933.97
           1992/02/28    16117.50            13271.75
           1992/03/31    16055.36            13082.80
           1992/04/30    16403.25            13592.89
           1992/05/29    16582.46            13681.15
           1992/06/30    16477.97            13571.03
           1992/07/31    16986.62            14094.15
           1992/08/31    16636.92            13675.13
           1992/09/30    16849.40            13869.90
           1992/10/30    16987.86            13907.01
           1992/11/30    17648.20            14395.64
           1992/12/31    18077.81            14759.30
           1993/01/29    18572.21            15217.23
           1993/02/26    18901.70            15713.08
           1993/03/31    19617.30            16186.87
           1993/04/30    19672.49            15964.62
           1993/05/28    19970.56            16300.20
           1993/06/30    20160.07            16642.60
           1993/07/30    20359.79            16837.57
           1993/08/31    21025.50            17449.95
           1993/09/30    20947.94            17513.14
           1993/10/29    21338.14            17539.01
           1993/11/30    21014.83            17169.13
           1993/12/31    21492.00            17512.14
           1994/01/31    22520.39            18171.06
           1994/02/28    22087.76            17603.60
           1994/03/31    21183.75            16935.85
           1994/04/29    21759.45            17244.96
           1994/05/31    22017.94            17421.87
           1994/06/30    21850.84            17001.24
           1994/07/29    22441.40            17507.52
           1994/08/31    23209.14            18029.85
           1994/09/30    22675.50            17473.82
           1994/10/31    23067.28            17657.16
           1994/11/30    22046.29            16943.88
           1994/12/30    22171.41            17171.54
           1995/02/28    22947.50            18328.32
           1995/03/31    23703.12            18698.80
           1995/04/28    24256.99            19286.12
           1995/05/31    24823.45            20058.57
           1995/06/30    25164.41            20370.68
           1995/07/31    26151.25            21083.16
           1995/08/31    26290.42            21413.93
           1995/09/29    26883.63            22142.26
           1995/10/31    26082.85            21856.22
           1995/11/30    27366.65            22939.98
           1995/12/29    28022.58            23529.51
           1996/01/31    28797.08            24207.08
           1996/02/29    29164.92            24408.47
           1996/03/29    29957.28            24832.31
           1996/04/30    30432.37            24982.15
           1996/05/31    30722.71            25325.15
           1996/06/28    30484.72            25315.12
           1996/07/31    29449.54            24317.01
           1996/08/30    30126.38            25050.15
           1996/09/30    31162.75            26012.56
           1996/10/31    31736.63            26944.28
           1996/11/29    33591.71            28846.23
           1996/12/31    33264.95            28610.54
           1997/01/31    34404.70            29898.50
           1997/02/28    34728.48            30321.94
           1997/03/31    33324.35            29259.58
           1997/04/30    34894.38            30407.89
           1997/05/30    36888.75            32178.11
           1997/06/30    38633.53            33583.58
           1997/07/31    41176.89            35999.53
           1997/08/29    38804.04            34894.71
           1997/09/30    40953.57            37024.78
           1997/10/31    39655.95            35992.77
           1997/11/28    41081.91            37464.19
           1997/12/31    42304.04            38575.18
           1998/01/30    42492.74            38014.34
           1998/02/27    45118.70            40547.99
           1998/03/31    47573.98            42946.92
           1998/04/30    47685.65            43227.05
           1998/05/29    47494.21            42501.08
           1998/06/30    49059.28            42971.81
           1998/07/31    48787.27            41980.78
           1998/08/31    41346.77            35705.76
           1998/09/30    43155.32            37752.22
           1998/10/30    46878.65            40525.98
           1998/11/30    49318.07            42350.43
           1998/12/31    52025.59            43783.05
           1999/01/29    52661.94            44026.89
           1999/02/26    51946.51            43223.36
           1999/03/31    53409.79            44026.86
           1999/04/30    55700.78            48132.43
           1999/05/28    53672.11            47743.75
           1999/06/30    56145.75            49154.73
           1999/08/31    53356.01            45966.92
           1999/09/30    51857.23            44410.50
           1999/10/29    53652.09            46716.73
           1999/11/30    53388.14            46391.90
           1999/12/31    54299.52            46695.01
           2000/01/31    52333.24            45192.27
           2000/02/29    49888.51            42246.54
           2000/03/31    53954.89            47026.29
           2000/04/28    52937.62            46534.60
           2000/05/31    53416.33            46942.28

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity(registered trademark) Equity-Income II Fund on August 31, 1990, shortly after the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $53,416 - a 434.16% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $46,942 - a 369.42% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. The stock
market, for example, has a
history of long-term growth
and short-term volatility. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER EQUITY INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, AND FIVE YEAR CUMULATIVE AND THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE EQUITY INCOME FUNDS AVERAGE ARE 1.33%, -1.91%, 96.17%, AND -1.91% AND 14.34%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Steve DuFour)

NOTE TO SHAREHOLDERS:
Steve DuFour became Portfolio Manager of Fidelity Equity-Income II Fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM, STEVE?

A. For the six months that ended May 31, 2000, the fund returned 0.05%. That compared to a 1.19% return for the Russell 3000 Value Index and a 2.05% return for the equity income funds average as tracked by Lipper Inc. for the same period. For the 12 months that ended May 31, 2000, the fund returned -0.48%, compared to a -1.68% return for the Russell 3000 Value Index and a -0.62% return for the peer group during the same period.

Q. WHAT FACTORS CAUSED THE FUND TO UNDERPERFORM THE INDEX AND THE PEER GROUP DURING THE SIX-MONTH PERIOD?

A. The fund underperformed the index and its peers primarily as a result of its overweighting in the health sector, which was one of the weaker performing segments of the market during the period. Upon taking over management of the fund in February, I began reducing the fund's overweighting in health, looking to bring the weighting more in line with that of the fund's new benchmark - the Russell 3000 Value Index. However, reducing the fund's weighting in pharmaceutical stocks wasn't enough to offset earlier losses in the sector.

Q. SINCE TAKING OVER THE FUND, WHAT OTHER STRATEGIES DID YOU EMPLOY?

A. I made some adjustments to the sector weightings in the fund that were a result of two factors: the fund's benchmark change to the Russell 3000 Value Index from the Standard & Poor's 500 Index, and my own strategy based on fundamental research. I increased the fund's weighting in the financial sector because many of the names there offered good value. The fund opportunistically purchased stocks - such as Mellon Financial and American International Group - that were attractively valued and poised to benefit from a potential change in the Federal Reserve Board's monetary policy. Elsewhere, since oil prices had risen to historically high levels, I positioned the fund to benefit from a declining oil price by owning large integrated energy companies, such as Exxon Mobil, as well as some selected energy services names that could benefit from higher capital expenditures by the oil companies - such as Weatherford International. Both Exxon Mobil and Weatherford ended the period among the fund's top-10 contributors.

Q. DID YOU MAKE ANY OTHER ADJUSTMENTS?

A. Due to a shortage in natural gas, I increased the fund's holdings in the natural gas utilities sector, which generally benefited the fund. Several of these companies offered very good values, above market-dividend yields and improving fundamentals, including Dynegy, Enron and El Paso Energy. In the utilities sector, I increased the fund's weighting in some of the emerging telecommunications companies, such as U.S. West, which are competitors to the entrenched regional Bell operating companies (RBOCs) and long-distance companies. Additionally, I reduced some of the stocks in the retail sector - such as Wal-Mart - that typically suffer during a rising interest-rate environment and a slowdown in consumer spending. This move benefited the fund as the retail sector delivered lackluster results.

Q. WHAT STOCKS PERFORMED WELL?

A. The merger between Internet software provider America Online and media conglomerate Time Warner helped the performance of Time Warner, which was the fund's top performer. Energy services company Dynegy, which I added to the fund during the period, also performed well as the prices of oil, natural gas and electricity surged.

Q. WHICH STOCKS DISAPPOINTED?

A. AT&T Corp. hurt performance due to added competition and readjusted growth rates resulting from slowing business conditions. Several of the fund's pharmaceutical stocks - such as Bristol-Myers Squibb - detracted from performance based on concerns about both slowing growth and new Medicare regulations.

Q. WHAT'S YOUR OUTLOOK, STEVE?

A. I am cautiously optimistic about the next six to 12 months. Toward the end of the period, as a technology correction sparked investors to reassess their portfolios, it appeared value stocks might come into favor as investors began to focus more on companies with earnings and more realistic valuations. The market started to reward more companies that had consistent earnings growth rather than companies that had no current earnings, but some potential. If that environment persists, the large-cap value stocks this fund tends to invest in could be good relative performers.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: reasonable income; the
fund also considers the
potential for capital
appreciation

FUND NUMBER: 319

TRADING SYMBOL: FEQTX

START DATE: August 21, 1990

SIZE: as of May 31, 2000,
more than $13.8 billion

MANAGER: Steve DuFour, since
February 2000; manager,
Fidelity Balanced Fund, July
1997-January 2000; Fidelity
Convertible Securities Fund,
January 1997-July 1997;
several Fidelity Select
Portfolios, 1993-1997;
joined Fidelity in 1993

STEVE DUFOUR
ON THE ECONOMY:

"The past six months were a very
interesting time in the history
of the stock market. The Federal
Reserve Board, led by its
chairman, Alan Greenspan,
decided some months ago that the
economy was growing too fast and
had the likelihood of creating
inflation. As a result, the Fed set
out to consistently raise interest
rates to slow consumer expenditures.

"At the end of the period, we started
to see the first signs that the Fed's
actions were taking hold, curbing
some of the spending in the U.S.
economy. There were reports of
lower order rates for new cars, a fall
off in new housing construction, a
drop off in the buying of electronic
goods at selected retailers and a
slight increase in the
unemployment rate - all factors
suggesting a slowdown may be in its
infant stage.

"These are early signs, but I will
watch diligently for more evidence
of an economic slowdown, because
that will signal to investors and
economists that future
interest-rate hikes may not be
necessary. If this is the case, I view
it as very positive for the sectors
that the fund typically invests in -
such as financials - which have
been hit very hard during this past
period of rising interest rates."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Exxon Mobil Corp.               7.3                     5.0

Fannie Mae                      4.6                     3.8

Citigroup, Inc.                 4.3                     3.1

SBC Communications, Inc.        2.6                     2.9

Eli Lilly & Co.                 2.6                     2.0

Freddie Mac                     2.3                     1.6

Mellon Financial Corp.          2.1                     0.1

American International Group,   1.8                     1.3
Inc.

BellSouth Corp.                 1.8                     0.5

Minnesota Mining &              1.7                     0.5
Manufacturing Co.

                                31.1                    20.8

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Finance                         28.7                    21.3

Energy                          14.2                    12.3

Utilities                       13.4                    8.0

Health                          6.4                     12.9

Basic Industries                4.9                     3.1



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks and  Equity Futures      86.5%                         Stocks                                 91.8%

Convertible  Securities          3.6%                         Convertible  Securities                 1.4%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 9.9%                         Net Other Assets                        6.8%

* FOREIGN  INVESTMENTS           0.1%                         ** FOREIGN INVESTMENTS                  5.7%

Row: 1, Col: 1, Value: 86.5                                   Row: 1, Col: 1, Value: 91.8
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 3.6                                    Row: 1, Col: 4, Value: 1.4
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 9.9                                    Row: 1, Col: 8, Value: 6.8







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 85.5%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.2%

BFGoodrich Co.                    100,000                  $ 3,550

Boeing Co.                        5,039,200                 196,844

Honeywell International, Inc.     1,864,800                 101,981

                                                            302,375

BASIC INDUSTRIES - 4.0%

CHEMICALS & PLASTICS - 3.6%

Avery Dennison Corp.              1,379,400                 84,488

Dow Chemical Co.                  1,107,100                 118,529

NOVA Chemicals Corp.              485,400                   9,925

Pharmacia Corp.                   1,100,400                 57,152

PPG Industries, Inc.              3,164,400                 156,836

Rohm & Haas Co.                   828,800                   28,283

Union Carbide Corp.               689,400                   37,702

                                                            492,915

METALS & MINING - 0.4%

Alcoa, Inc.                       989,200                   57,806

TOTAL BASIC INDUSTRIES                                      550,721

CONSTRUCTION & REAL ESTATE -
1.0%

BUILDING MATERIALS - 0.1%

Masco Corp.                       750,000                   14,766

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

Crescent Real Estate Equities     223,100                   4,560
Co.

Duke-Weeks Realty Corp.           60,500                    1,305

Equity Office Properties Trust    4,355,500                 115,693

                                                            121,558

TOTAL CONSTRUCTION & REAL                                   136,324
ESTATE

DURABLES - 3.8%

AUTOS, TIRES, & ACCESSORIES -
1.8%

Danaher Corp.                     122,800                   5,917

Eaton Corp.                       856,500                   62,150

Ford Motor Co.                    1,100,000                 53,419

General Motors Corp.              288,867                   20,401

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Johnson Controls, Inc.            492,300                  $ 28,030

Navistar International Corp.      2,214,100                 71,128
(a)

                                                            241,045

CONSUMER DURABLES - 1.7%

Minnesota Mining &                2,795,400                 239,706
Manufacturing Co.

CONSUMER ELECTRONICS - 0.1%

General Motors Corp. Class H      171,606                   16,892
(a)

TEXTILES & APPAREL - 0.2%

NIKE, Inc. Class B                771,100                   33,061

TOTAL DURABLES                                              530,704

ENERGY - 14.0%

ENERGY SERVICES - 3.5%

Diamond Offshore Drilling,        3,797,400                 155,219
Inc.

Noble Drilling Corp. (a)          2,251,110                 97,642

Smith International, Inc. (a)     389,500                   30,795

Tidewater, Inc.                   220,000                   8,553

Weatherford International,        4,297,200                 185,048
Inc.

                                                            477,257

OIL & GAS - 10.5%

Burlington Resources, Inc.        2,198,700                 100,591

Chevron Corp.                     1,544,100                 142,733

Exxon Mobil Corp.                 12,159,391                1,013,023

Grant Prideco, Inc. (a)           4,894,000                 113,786

Kerr-McGee Corp.                  521,100                   31,103

Petro-Canada                      150,000                   2,867

The Coastal Corp.                 815,000                   50,021

                                                            1,454,124

TOTAL ENERGY                                                1,931,381

FINANCE - 28.2%

BANKS - 10.2%

Bank of America Corp.             2,434,800                 135,284

Bank of New York Co., Inc.        4,447,456                 208,752

Bank One Corp.                    3,071,700                 101,558

Chase Manhattan Corp.             3,060,700                 228,596

Comerica, Inc.                    164,300                   8,318

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Commerce Bancorp, Inc.            56,700                   $ 2,601

Firstar Corp.                     1,525,900                 39,006

FleetBoston Financial Corp.       2,713,000                 102,585

J.P. Morgan & Co., Inc.           140,000                   18,025

Mellon Financial Corp.            7,718,300                 297,637

Northern Trust Corp.              459,700                   30,254

PNC Financial Services Group,     3,502,600                 176,443
Inc.

State Street Corp.                200,000                   22,300

Wells Fargo & Co.                 350,000                   15,838

Wilmington Trust Corp.            459,600                   23,325

                                                            1,410,522

CREDIT & OTHER FINANCE - 5.0%

American Express Co.              1,160,736                 62,462

Associates First Capital          1,600,000                 43,900
Corp. Class A

Citigroup, Inc.                   9,472,481                 589,070

                                                            695,432

FEDERAL SPONSORED CREDIT - 6.9%

Fannie Mae                        10,590,700                636,766

Freddie Mac                       7,158,487                 318,553

                                                            955,319

INSURANCE - 3.7%

American General Corp.            1,691,500                 108,362

American International Group,     2,195,400                 247,120
Inc.

CIGNA Corp.                       107,300                   9,530

Marsh & McLennan Companies,       279,400                   30,751
Inc.

MetLife, Inc.                     3,854,300                 79,013

The Chubb Corp.                   483,400                   33,838

                                                            508,614

SECURITIES INDUSTRY - 2.4%

AXA Financial, Inc.               3,266,500                 127,189

Lehman Brothers Holdings,         848,900                   65,524
Inc.

Merrill Lynch & Co., Inc.         397,300                   39,184

Morgan Stanley Dean Witter &      1,368,600                 98,454
Co.

                                                            330,351

TOTAL FINANCE                                               3,900,238

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - 6.4%

DRUGS & PHARMACEUTICALS - 4.8%

American Home Products Corp.      1,000,000                $ 53,875

Bristol-Myers Squibb Co.          1,335,528                 73,538

Eli Lilly & Co.                   4,622,700                 351,903

Merck & Co., Inc.                 585,400                   43,685

Schering-Plough Corp.             1,803,400                 87,239

Warner-Lambert Co.                435,100                   53,137

                                                            663,377

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

Abbott Laboratories               594,900                   24,205

Baxter International, Inc.        1,431,900                 95,221

Johnson & Johnson                 1,104,300                 98,835

                                                            218,261

TOTAL HEALTH                                                881,638

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.1%

ELECTRICAL EQUIPMENT - 1.6%

Emerson Electric Co.              1,144,700                 67,537

General Electric Co.              2,959,300                 155,733

                                                            223,270

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Deere & Co.                       545,300                   22,664

Ingersoll-Rand Co.                687,000                   31,301

Parker-Hannifin Corp.             200,000                   8,338

                                                            62,303

TOTAL INDUSTRIAL MACHINERY &                                285,573
EQUIPMENT

MEDIA & LEISURE - 4.0%

BROADCASTING - 1.2%

AT&T Corp. - Liberty Media        2,353,400                 104,285
Group Class A (a)

Comcast Corp. Class A             1,011,200                 38,299
(special) (a)

Time Warner, Inc.                 317,492                   25,062

                                                            167,646

ENTERTAINMENT - 1.3%

MGM Grand, Inc.                   470,700                   15,298

Walt Disney Co.                   3,754,100                 158,376

                                                            173,674

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 1.5%

Gannett Co., Inc.                 289,400                  $ 18,739

McGraw-Hill Companies, Inc.       2,683,000                 138,007

The New York Times Co. Class A    871,200                   33,432

Tribune Co.                       606,300                   23,343

                                                            213,521

TOTAL MEDIA & LEISURE                                       554,841

NONDURABLES - 2.7%

BEVERAGES - 1.3%

Anheuser-Busch Companies,         1,791,200                 138,818
Inc.

Coca-Cola Enterprises, Inc.       357,200                   6,117

The Coca-Cola Co.                 550,000                   29,356

                                                            174,291

FOODS - 0.7%

H.J. Heinz Co.                    337,300                   13,218

Quaker Oats Co.                   1,237,600                 91,041

                                                            104,259

HOUSEHOLD PRODUCTS - 0.4%

Clorox Co.                        409,100                   16,211

Procter & Gamble Co.              616,500                   40,997

                                                            57,208

TOBACCO - 0.3%

Philip Morris Companies, Inc.     1,600,000                 41,800

TOTAL NONDURABLES                                           377,558

RETAIL & WHOLESALE - 0.5%

APPAREL STORES - 0.2%

The Limited, Inc.                 1,332,200                 32,139

GENERAL MERCHANDISE STORES -
0.3%

Wal-Mart Stores, Inc.             600,000                   34,575

TOTAL RETAIL & WHOLESALE                                    66,714

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - 0.4%

H&R Block, Inc.                   351,410                  $ 10,850

True North Communications         1,113,200                 48,633

                                                            59,483

TECHNOLOGY - 3.8%

COMMUNICATIONS EQUIPMENT - 0.0%

Oni Systems Corp.                 7,400                     185

COMPUTER SERVICES & SOFTWARE
- 1.8%

Ceridian Corp. (a)                261,500                   6,309

Microsoft Corp. (a)               600,000                   37,538

Unisys Corp. (a)                  7,522,200                 204,040

                                                            247,887

COMPUTERS & OFFICE EQUIPMENT
- 1.5%

Apple Computer, Inc. (a)          72,100                    6,056

Dell Computer Corp. (a)           582,000                   25,099

International Business            1,257,500                 134,945
Machines Corp.

Xerox Corp.                       1,273,000                 34,530

                                                            200,630

ELECTRONICS - 0.4%

Micron Technology, Inc. (a)       334,400                   23,387

Motorola, Inc.                    397,200                   37,238

                                                            60,625

PHOTOGRAPHIC EQUIPMENT - 0.1%

Eastman Kodak Co.                 210,600                   12,583

TOTAL TECHNOLOGY                                            521,910

TRANSPORTATION - 0.2%

RAILROADS - 0.2%

Norfolk Southern Corp.            1,836,100                 32,706

UTILITIES - 12.2%

CELLULAR - 0.3%

ALLTEL Corp.                      470,400                   30,782

AT&T Corp. - Wireless Group       470,000                   13,424

                                                            44,206

ELECTRIC UTILITY - 0.2%

Montana Power Co.                 421,200                   15,927

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

NRG Energy, Inc.                  351,000                  $ 5,835

Southern Co.                      450,000                   11,672

                                                            33,434

GAS - 3.4%

Dynegy, Inc. Class A              2,990,528                 230,644

El Paso Energy Corp.              1,501,500                 77,327

Enron Corp.                       1,922,600                 140,109

KeySpan Corp.                     902,000                   27,511

                                                            475,591

TELEPHONE SERVICES - 8.3%

AT&T Corp.                        5,782,950                 200,596

BellSouth Corp.                   5,219,600                 243,690

SBC Communications, Inc.          8,210,004                 358,675

Sprint Corp. - FON Group          1,250,000                 75,625

Time Warner Telecom, Inc.         1,112,500                 62,300
Class A

U.S. WEST, Inc.                   1,287,400                 92,693

WorldCom, Inc. (a)                2,825,391                 106,305

                                                            1,139,884

TOTAL UTILITIES                                             1,693,115

TOTAL COMMON STOCKS                                         11,825,281
(Cost $9,952,193)

CONVERTIBLE PREFERRED STOCKS
- 2.8%



BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.9%

Monsanto Co. $1.625 ACES          2,523,000                 115,585

FINANCE - 0.5%

CREDIT & OTHER FINANCE - 0.5%

Union Pacific Capital Trust       1,680,600                 71,426
$3.125

MEDIA & LEISURE - 0.3%

PUBLISHING - 0.3%

Tribune Co. (America Online,      377,700                   43,639
Inc.) $3.14 PHONES

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - 1.1%

ELECTRIC UTILITY - 0.1%

Alliant Energy Resources,         212,100                  $ 14,052
Inc. $4.91 (c)

TELEPHONE SERVICES - 1.0%

Qwest Trends Trust $2.04 (c)      2,081,400                 139,974

TOTAL UTILITIES                                             154,026

TOTAL CONVERTIBLE PREFERRED                                 384,676
STOCKS
(Cost $380,113)



CONVERTIBLE BONDS - 0.8%

MOODY'S RATINGS (UNAUDITED)                 PRINCIPAL AMOUNT (000S)

ENERGY - 0.2%

OIL & GAS - 0.2%

Kerr-McGee Corp. 5.25% 2/15/10    Baa2      $ 21,398                            25,036

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.5%

Clear Channel Communications,     Baa3       27,100                             35,569
Inc.  2.625% 4/1/03

Liberty Media Corp. 3.75%         Baa3       25,420                             26,087
2/15/30 (c)

                                                                                61,656

UTILITIES - 0.1%

CELLULAR - 0.0%

Nextel Communications, Inc.       B1         6,780                              5,933
5.25% 1/15/10 (c)

TELEPHONE SERVICES - 0.1%

Level 3 Communications, Inc.      Caa1       14,380                             11,899
6% 3/15/10

TOTAL UTILITIES                                                                 17,832

TOTAL CONVERTIBLE BONDS                                                         104,524
(Cost $98,810)

U.S. TREASURY OBLIGATIONS -
0.1%



U.S. Treasury Bills, yield at     -          19,000                             18,801
date of purchase 6.03%
8/10/00 (d) (Cost $18,777)



CASH EQUIVALENTS - 10.9%

                               SHARES                        VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,   300,900                      $ 301
6.54% (b)

Taxable Central Cash Fund,      1,510,970,498                 1,510,970
6.37% (b)

TOTAL CASH EQUIVALENTS                                        1,511,271
(Cost $1,511,271)

TOTAL INVESTMENT PORTFOLIO -                                  13,844,553
100.1%
(Cost $11,961,164)

NET OTHER ASSETS - (0.1)%                                     (14,483)

NET ASSETS - 100%                                           $ 13,830,070



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT      UNREALIZED GAIN/LOSS (000S)
                                              VALUE (000S)

PURCHASED

406 S&P 500 Stock Index  June 2000            $ 144,353                      $ 411
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 1.0%


SECURITY TYPE ABBREVIATIONS

ACES                         -   Automatic Common  Exchange
                                 Securities

PHONES                       -   Participating Hybrid Option
                                 Note Exchangeable Security

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $186,046,000 or 1.3% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,411,000.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $12,017,532,000. Net unrealized appreciation aggregated $1,827,021,000, of which $2,213,298,000 related to appreciated investment securities and $386,277,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                             MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 13,844,553
value (cost $11,961,164) -
See accompanying schedule

Receivable for investments                33,363
sold

Receivable for fund shares                3,407
sold

Dividends receivable                      23,127

Interest receivable                       9,237

Other receivables                         1,177

 TOTAL ASSETS                             13,914,864

LIABILITIES

Payable for investments        $ 57,193
purchased

Payable for fund shares         19,510
redeemed

Accrued management fee          5,467

Payable for daily variation     508
on futures contracts

Other payables and accrued      1,815
expenses

Collateral on securities        301
loaned, at value

 TOTAL LIABILITIES                        84,794

NET ASSETS                               $ 13,830,070

Net Assets consist of:

Paid in capital                          $ 9,382,806

Undistributed net investment              43,742
income

Accumulated undistributed net             2,519,774
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               1,883,748
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 516,387                  $ 13,830,070
shares outstanding

NET ASSET VALUE, offering                 $26.78
price and redemption price
per share ($13,830,070
(divided by) 516,387 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS           SIX
                               MONTHS ENDED MAY 31, 2000
                                             (UNAUDITED)

INVESTMENT INCOME                              $ 105,867
Dividends

Interest                                        46,777

Security lending                                310

 TOTAL INCOME                                   152,954

EXPENSES

Management fee                   $ 36,302

Transfer agent fees               13,443

Accounting and security           538
lending fees

Non-interested trustees'          48
compensation

Custodian fees and expenses       97

Registration fees                 109

Audit                             54

Legal                             49

Miscellaneous                     16

 Total expenses before            50,656
reductions

 Expense reductions               (3,445)       47,211

NET INVESTMENT INCOME                           105,743

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,584,407

 Foreign currency transactions    (109)

 Futures contracts                (8,459)       2,575,839

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (2,761,106)

 Assets and liabilities in        8
foreign currencies

 Futures contracts                411           (2,760,687)

NET GAIN (LOSS)                                 (184,848)

NET INCREASE (DECREASE) IN                     $ (79,105)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 105,743                      $ 230,896
income

 Net realized gain (loss)         2,575,839                      2,267,903

 Change in net unrealized         (2,760,687)                    (961,891)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (79,105)                       1,536,908
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (108,152)                      (219,010)
From net investment income

 From net realized gain           (1,967,790)                    (1,468,602)

 TOTAL DISTRIBUTIONS              (2,075,942)                    (1,687,612)

Share transactions Net            704,238                        2,373,789
proceeds from sales of shares

 Reinvestment of distributions    1,962,238                      1,600,445

 Cost of shares redeemed          (4,865,732)                    (4,245,510)

 NET INCREASE (DECREASE) IN       (2,199,256)                    (271,276)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (4,354,303)                    (421,980)
IN NET ASSETS

NET ASSETS

 Beginning of period              18,184,373                     18,606,353

 End of period (including        $ 13,830,070                   $ 18,184,373
undistributed net investment
income of $43,742 and
$46,151, respectively)

OTHER INFORMATION
Shares

 Sold                             26,410                         77,468

 Issued in reinvestment of        73,625                         54,952
distributions

 Redeemed                         (183,033)                      (138,453)

 Net increase (decrease)          (82,998)                       (6,033)


FINANCIAL HIGHLIGHTS

                                                               YEARS ENDED NOVEMBER 30,

                                SIX MONTHS ENDED MAY 31, 2000  1999                 1998      1997      1996      1995
                                (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 30.34                        $ 30.73              $ 28.81   $ 25.17   $ 21.53   $ 18.57
of period

Income from  Investment
Operations

Net investment income            .18 D                          .37 D                .35 D     .42 D     .48       .42

Net realized  and unrealized     (.20)                          2.01                 4.84      4.87      4.23      3.80
gain (loss)

Total from  investment           (.02)                          2.38                 5.19      5.29      4.71      4.22
operations

Less Distributions

 From net investment income      (.19)                          (.35)                (.33)     (.49)     (.43)     (.40)

From net  realized gain          (3.35)                         (2.42)               (2.94)    (1.16)    (.64)     (.86)

Total distributions              (3.54)                         (2.77)               (3.27)    (1.65)    (1.07)    (1.26)

Net asset value,  end of        $ 26.78                        $ 30.34              $ 30.73   $ 28.81   $ 25.17   $ 21.53
period

TOTAL RETURN B, C                .05%                           8.25%                20.05%    22.30%    22.75%    24.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period      $ 13,830                       $ 18,184             $ 18,606  $ 16,650  $ 15,596  $ 11,553
(in millions)

Ratio of expenses  to average    .67% A                         .66%                 .68%      .70%      .73%      .76%
 net assets

Ratio of expenses  to average    .62% A, E                      .64% E               .66% E    .68% E    .72% E    .75% E
 net assets  after expense
reductions

Ratio of net  investment         1.40% A                        1.19%                1.20%     1.58%     2.13%     2.37%
income to average  net assets

Portfolio  turnover rate         156% A                         71%                  62%       77%       46%       45%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
Disposal of these securities may involve time-consuming negotiations

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES - CONTINUED

and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $10,815,064,000 and $15,270,068,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $650,809,000 and $498,408,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .48% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $678,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of

5. SECURITY LENDING - CONTINUED

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $300,000. The fund received cash collateral of $301,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,116,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000, and $324,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen DuFour, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

* INDEPENDENT TRUSTEES

EII-SANN-0700  106216
1.704739.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
RETIREMENT GROWTH
FUND

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 21  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY RETIREMENT GROWTH      15.40%         30.40%       174.47%       414.13%

S&P 500 (registered trademark)  2.90%          10.48%       190.44%       398.93%

Capital Appreciation Funds      8.57%          27.58%       171.27%       319.60%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY RETIREMENT GROWTH    30.40%       22.38%        17.79%

S&P 500                       10.48%       23.77%        17.43%

Capital Appreciation Funds    27.58%       20.03%        13.73%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Retirement Growth           S&P 500
             00073                       SP001
  1990/05/31      10000.00                    10000.00
  1990/06/30      10225.37                     9932.00
  1990/07/31      10186.74                     9900.22
  1990/08/31       9143.59                     9005.24
  1990/09/30       8171.28                     8566.68
  1990/10/31       7907.28                     8529.85
  1990/11/30       8454.60                     9080.87
  1990/12/31       8732.02                     9334.23
  1991/01/31       9134.53                     9741.20
  1991/02/28       9887.63                    10437.70
  1991/03/31      10147.32                    10690.29
  1991/04/30      10212.24                    10715.95
  1991/05/31      10549.84                    11178.88
  1991/06/30       9874.65                    10666.88
  1991/07/31      10517.37                    11163.96
  1991/08/31      10965.34                    11428.55
  1991/09/30      11101.67                    11237.69
  1991/10/31      11497.70                    11388.28
  1991/11/30      11173.09                    10929.33
  1991/12/31      12712.51                    12179.64
  1992/01/31      12740.40                    11953.10
  1992/02/29      12921.71                    12108.49
  1992/03/31      12524.22                    11872.38
  1992/04/30      12663.69                    12221.42
  1992/05/31      12900.79                    12281.31
  1992/06/30      12426.60                    12098.32
  1992/07/31      12851.97                    12593.14
  1992/08/31      12503.30                    12334.98
  1992/09/30      12649.74                    12480.53
  1992/10/31      13047.23                    12524.21
  1992/11/30      13786.41                    12951.29
  1992/12/31      14059.55                    13110.59
  1993/01/31      14410.19                    13220.72
  1993/02/28      13956.93                    13400.52
  1993/03/31      14350.32                    13683.27
  1993/04/30      14239.14                    13352.14
  1993/05/31      14991.72                    13709.97
  1993/06/30      15188.42                    13749.73
  1993/07/31      15291.05                    13694.73
  1993/08/31      16146.25                    14213.77
  1993/09/30      16206.11                    14104.32
  1993/10/31      16685.03                    14396.28
  1993/11/30      16471.23                    14259.51
  1993/12/31      17170.85                    14432.05
  1994/01/31      17656.04                    14922.74
  1994/02/28      17474.91                    14518.34
  1994/03/31      16674.09                    13885.34
  1994/04/30      16826.63                    14063.07
  1994/05/31      16941.03                    14293.70
  1994/06/30      16569.22                    13943.51
  1994/07/31      16988.70                    14400.86
  1994/08/31      17808.58                    14991.29
  1994/09/30      17608.37                    14624.00
  1994/10/31      17684.64                    14953.04
  1994/11/30      17169.83                    14408.45
  1994/12/31      17181.34                    14622.13
  1995/01/31      17256.41                    15001.28
  1995/02/28      17652.00                    15585.88
  1995/03/31      18026.21                    16045.82
  1995/04/30      18496.64                    16518.37
  1995/05/31      18731.86                    17178.61
  1995/06/30      19116.76                    17577.67
  1995/07/31      20046.94                    18160.55
  1995/08/31      20196.63                    18206.13
  1995/09/30      20634.99                    18974.43
  1995/10/31      20185.93                    18906.69
  1995/11/30      20848.82                    19736.69
  1995/12/31      21352.98                    20116.82
  1996/01/31      21670.70                    20801.60
  1996/02/29      21894.97                    20994.43
  1996/03/31      21965.79                    21196.61
  1996/04/30      22662.18                    21509.04
  1996/05/31      22862.83                    22063.76
  1996/06/30      22367.09                    22147.83
  1996/07/31      21104.15                    21169.33
  1996/08/31      21470.05                    21615.80
  1996/09/30      22449.72                    22832.33
  1996/10/31      22272.67                    23462.05
  1996/11/30      23653.65                    25235.54
  1996/12/31      23132.73                    24735.63
  1997/01/31      24243.21                    26281.11
  1997/02/28      24149.55                    26487.15
  1997/03/31      22691.21                    25398.80
  1997/04/30      23440.45                    26915.11
  1997/05/31      24858.65                    28553.70
  1997/06/30      26156.44                    29832.90
  1997/07/31      28524.57                    32206.71
  1997/08/31      27534.50                    30402.49
  1997/09/30      28979.46                    32067.63
  1997/10/31      26905.68                    30996.57
  1997/11/30      27387.33                    32431.40
  1997/12/31      27422.15                    32988.25
  1998/01/31      28349.79                    33353.10
  1998/02/28      31474.45                    35758.53
  1998/03/31      32516.00                    37589.72
  1998/04/30      33020.50                    37967.87
  1998/05/31      31978.95                    37315.21
  1998/06/30      33817.94                    38830.95
  1998/07/31      33736.57                    38417.40
  1998/08/31      28008.03                    32863.01
  1998/09/30      30595.64                    34968.22
  1998/10/31      32450.90                    37812.53
  1998/11/30      34826.95                    40104.35
  1998/12/31      37264.14                    42415.16
  1999/01/31      39858.60                    44188.96
  1999/02/28      37801.14                    42815.57
  1999/03/31      39933.41                    44528.62
  1999/04/30      40307.50                    46253.21
  1999/05/31      39428.40                    45161.18
  1999/06/30      42421.07                    47667.62
  1999/07/31      41598.08                    46179.44
  1999/08/31      41803.83                    45950.85
  1999/09/30      40382.31                    44691.34
  1999/10/31      41504.56                    47519.41
  1999/11/30      44553.34                    48485.47
  1999/12/31      54788.69                    51341.27
  2000/01/31      53437.64                    48761.88
  2000/02/29      67207.37                    47838.82
  2000/03/31      64393.75                    52518.89
  2000/04/30      56123.38                    50938.60
  2000/05/31      51412.68                    49893.34
IMATRL PRASUN   SHR__CHT 20000531 20000620 112134 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Retirement Growth Fund on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $51,413 - a 414.13% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,893 - a 398.93% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE ARE 13.01%, 40.45%, 214.24%, 426.94%, AND 40.45%, 25.26%, AND 17.71%, RESPECTIVELY; AND
THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE ARE 7.79%, 17.37%, 152.79%, 322.52% AND 17.37%, 19.72%, AND 15.05%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Fergus Shiel)

An interview with Fergus Shiel, Portfolio Manager of Fidelity
Retirement Growth Fund

Q. HOW DID THE FUND PERFORM, FERGUS?

A. Quite well. For the six months that ended May 31, 2000, the fund returned 15.40%, compared to 2.90% for the Standard & Poor's 500 Index and 8.57% for the capital appreciation funds average tracked by Lipper Inc. For the 12 months that ended May 31, 2000, the fund returned 30.40%, while the S&P 500 index and the Lipper average returned 10.48% and 27.58%, respectively.

Q. WHAT FACTORS HELPED THE FUND OUTPERFORM BOTH THE S&P 500 AND THE PEER GROUP DURING THE SIX-MONTH PERIOD?

A. Performance was enhanced by strong stock selection and an overweighting in the technology sector, despite a technology correction in the second half of the six-month period. Although I underweighted the energy sector relative to the index, the fund got a boost from specific stock positions. In this sector, I focused on energy services stocks, such as new holding Halliburton, which typically experience strong earnings growth in a climate of rising oil prices. Elsewhere, specific nondurable stocks - such as tobacco company RJ Reynolds, which was as cheap as it had been since the mid-1980s - also boosted returns. Finally, the fund's focus on certain biotechnology stocks with strong earnings and solid product development - such as Immunex and Medimmune - benefited the fund.

Q. THE FUND'S TECHNOLOGY WEIGHTING ROSE TO 61.1% OF NET ASSETS AT THE END OF THE PERIOD, FROM 35.8% SIX MONTHS AGO. WHAT WAS YOUR STRATEGY THERE?

A. I thought the technology sector afforded investors the best opportunity for growth in the marketplace. Other than energy prices, it was hard to find big pockets of inflation in the economy, despite government figures that may have been interpreted otherwise. Certainly, very few companies had the luxury of increasing their prices. As a result, the only consistent way for companies to grow revenues was to increase unit sales. The broadest sector of the market experiencing high unit-sales growth was technology, hence the fund's emphasis in that area.

Q. THE TECHNOLOGY SECTOR PEAKED ON MARCH 10, THEN WENT THROUGH A
SEVERE PERIOD OF VOLATILITY AND A CORRECTION IN APRIL. DID THIS
ENVIRONMENT ALTER YOUR STRATEGY?

A. It was a pretty horrible 10 weeks or so, but I saw this as an opportunity to upgrade the fund's technology positions. I bought more of some industry leaders in the wireless and network build-out subsectors - such as Micron Technology, which I added to the fund earlier in the period, and Nokia. At the same time, I eliminated or reduced some companies that had performed well, but were early in their corporate life cycles and weren't earning significant profits - such as Akamai Technologies and interactive TV technology provider Liberate Technologies.

Q. WHICH STOCKS PERFORMED WELL?

A. Micron Technology, the fund's largest position and its top performer, got a boost from the market's demand for dynamic random access memory chips, or DRAM, which are used in personal computers. Another top contributor, Ericsson, was recognized by the market as the leader in providing wireless infrastructure products.

Q. WHAT STOCKS DISAPPOINTED?

A. Motorola was a disappointment. It continued to produce lower margins than its major competitors, and first-quarter business trends were not as promising as expected in either its cellular handset or mobile infrastructure divisions. Another detractor was Globalstar, a company building a global satellite telephony system marketed toward remote areas. Unfortunately, the service launch was not as smooth as expected. I sold the fund's entire positions in both stocks by the end of the period.

Q. WHAT'S YOUR OUTLOOK?

A. Going forward, I would be surprised if the market focused as powerfully on technology stocks as it did in late 1999 and early 2000. Rather, I think there could be sharp rotational shifts between sectors vying for market leadership over the next few months. Ultimately, however, I think the market will return to growth. In this environment, I will focus on the market leaders in various industries, not the second-tier companies with slowing fundamentals. Prices of leading companies that have good fundamentals and strong earnings growth may still go down due to market volatility, but they'll have the best opportunity to come back when the market rebounds.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide capital
appreciation

FUND NUMBER: 073

TRADING SYMBOL: FDFFX

START DATE: March 25, 1983

SIZE: as of May 31, 2000,
more than $7.4 billion

MANAGER: J. Fergus Shiel, since
1996; manager, Fidelity
Advisor Dynamic Capital
Appreciation Fund, since
1998; Fidelity Trend Fund,
1995-1996; Fidelity Dividend
Growth Fund, 1994-1995;
several Fidelity Select
Portfolios, 1991-1993;
joined Fidelity in 1989

FERGUS SHIEL ON THE
TECHNOLOGY SECTOR:

"Company-by-company
fundamental evaluations are very
important in the technology sector,
as opposed to making a conscious
decision to buy technology stocks in
general. I do not manage a fund by
considering what the technology
sector weighting should or
shouldn't be. Rather, I try to own
companies that have a significant
advantage in the marketplace in
which they compete, with strong or
accelerating unit growth, and those
that are on the front end of
defensible product cycles.

"The most important factor in
owning technology stocks is the
product cycles. All things being equal,
if another company has a product
that's marginally better than yours, it
will dramatically outsell your
company's product. So being No. 2 in
technology is just a terrible place to
be. Investors often can get lured into
buying these second-tier technology
companies based on the decline in
the stock price, while hoping for a
turnaround. While these
turnarounds can occur from time to
time, they are very rare.

"In this sector, it is best to focus on
the market leaders. For example,
Texas Instruments has the potential
to be as integral to the wireless
communications market as Intel
was to the personal computer, given
its strategic position supplying the
wireless industry. Leading
companies with strong fundamentals
and robust product cycles are where
I will continue to focus my energy in
the months ahead."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Micron Technology, Inc.         5.8                      0.0

Texas Instruments, Inc.         4.9                      3.4

Brocade Communications          4.5                      0.9
Systems, Inc.

Nokia AB sponsored ADR          4.3                      2.6

Immunex Corp.                   4.2                      3.5

General Electric Co.            4.0                      0.0

Philip Morris Companies, Inc.   4.0                      0.5

RJ Reynolds Tobacco Holdings,   3.8                      3.2
Inc.

Cisco Systems, Inc.             3.5                      3.1

Network Appliance, Inc.         3.4                      0.0

                                42.4                     17.2

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Technology                      61.1                     35.8

Nondurables                     8.1                      4.6

Health                          5.9                      15.7

Industrial Machinery &          4.9                      3.3
Equipment

Media & Leisure                 4.2                      4.0



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          97.6%                         Stocks                                  96.0%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 2.4%                         Net Other Assets                         4.0%

* FOREIGN INVESTMENTS           10.1%                         ** FOREIGN INVESTMENTS                  10.1%

Row: 1, Col: 1, Value: 97.59999999999999                      Row: 1, Col: 1, Value: 96.0
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.4                                    Row: 1, Col: 8, Value: 4.0







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 97.6%

                                 SHARES                     VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.3%

Boeing Co.                        500,000                   $ 19,531

Northrop Grumman Corp.            50,000                     3,831

                                                             23,362

BASIC INDUSTRIES - 1.4%

CHEMICALS & PLASTICS - 1.1%

Dow Chemical Co.                  273,000                    29,228

E.I. du Pont de Nemours and       600,000                    29,400
Co.

Sealed Air Corp. (a)              91,600                     5,130

Union Carbide Corp.               307,400                    16,811

                                                             80,569

IRON & STEEL - 0.3%

Bethlehem Steel Corp. (a)         5,600,000                  21,700

TOTAL BASIC INDUSTRIES                                       102,269

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Pinnacle Holdings, Inc. (a)       483,800                    23,706

DURABLES - 1.0%

CONSUMER DURABLES - 0.5%

Minnesota Mining &                400,000                    34,300
Manufacturing Co.

CONSUMER ELECTRONICS - 0.5%

Gemstar International Group       867,700                    36,823
Ltd. (a)

TOTAL DURABLES                                               71,123

ENERGY - 3.6%

ENERGY SERVICES - 3.4%

ENSCO International, Inc.         2,150,000                  75,116

Global Marine, Inc.               4,300,400                  121,755

Halliburton Co.                   1,150,000                  58,650

                                                             255,521

OIL & GAS - 0.2%

Cabot Oil & Gas Corp. Class A     383,000                    9,551

TOTAL ENERGY                                                 265,072

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

FINANCE - 0.5%

BANKS - 0.1%

J.P. Morgan & Co., Inc.           90,600                    $ 11,665

SECURITIES INDUSTRY - 0.4%

Charles Schwab Corp.              969,600                    27,876

Diversinet Corp. (a)              188,500                    1,700

                                                             29,576

TOTAL FINANCE                                                41,241

HEALTH - 5.9%

DRUGS & PHARMACEUTICALS - 5.9%

Bristol-Myers Squibb Co.          250,000                    13,766

Genentech, Inc.                   615,500                    66,089

Immunex Corp. (a)                 12,093,000                 312,906

IVAX Corp. (a)                    50,000                     1,881

Medimmune, Inc. (a)               312,000                    48,477

United Therapeutics Corp.         10,000                     640

                                                             443,759

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.9%

ELECTRICAL EQUIPMENT - 4.9%

Alcatel SA sponsored ADR          1,194,700                  65,186

General Electric Co.              5,700,000                  299,963

                                                             365,149

MEDIA & LEISURE - 4.2%

BROADCASTING - 3.1%

American Tower Corp. Class A      1,006,400                  37,363
(a)

EchoStar Communications Corp.     4,681,900                  186,983
Class A (a)

Spectrasite Holdings, Inc. (a)    644,600                    10,918

                                                             235,264

ENTERTAINMENT - 0.2%

Mandalay Resort Group (a)         231,800                    4,911

MGM Grand, Inc.                   176,300                    5,730

Park Place Entertainment          277,700                    3,506
Corp. (a)

                                                             14,147

LODGING & GAMING - 0.2%

Jurys Doyle Hotel Group PLC       1,812,200                  9,967

Mirage Resorts, Inc. (a)          200,000                    4,188

                                                             14,155

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.7%

Gannett Co., Inc.                 200,000                   $ 12,950

Independent Newspapers PLC        4,884,346                  38,812

                                                             51,762

TOTAL MEDIA & LEISURE                                        315,328

NONDURABLES - 8.1%

AGRICULTURE - 0.3%

IAWS Group PLC                    3,278,275                  19,204

TOBACCO - 7.8%

Philip Morris Companies, Inc.     11,372,200                 297,099

RJ Reynolds Tobacco Holdings,     10,266,100                 284,884
Inc. (c)

                                                             581,983

TOTAL NONDURABLES                                            601,187

RETAIL & WHOLESALE - 4.1%

DRUG STORES - 0.6%

Walgreen Co.                      1,700,000                  48,238

GENERAL MERCHANDISE STORES -
1.2%

Arnotts PLC (c)                   1,667,488                  10,471

Kohls Corp. (a)                   867,600                    44,898

Target Corp.                      500,000                    31,344

                                                             86,713

GROCERY STORES - 1.4%

Safeway, Inc. New (a)             2,186,800                  100,866

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.9%

Bed Bath & Beyond, Inc. (a)       1,200,000                  44,175

Home Depot, Inc.                  514,600                    25,119

                                                             69,294

TOTAL RETAIL & WHOLESALE                                     305,111

SERVICES - 0.8%

ADVERTISING - 0.4%

Omnicom Group, Inc.               306,800                    25,752

SERVICES - 0.4%

Ecolab, Inc.                      800,000                    30,600

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Per-Se Technologies, Inc. (a)     38,994                    $ 253

Per-Se Technologies, Inc.         52,343                     0
warrants 7/8/03 (a)

                                                             30,853

TOTAL SERVICES                                               56,605

TECHNOLOGY - 61.1%

COMMUNICATIONS EQUIPMENT -
13.5%

Cisco Systems, Inc. (a)           4,613,600                  262,687

Corning, Inc.                     290,000                    56,097

Nokia AB sponsored ADR            6,160,000                  320,320

Nortel Networks Corp.             1,000,000                  53,291

Oni Systems Corp.                 4,100                      103

Sycamore Networks, Inc.           1,275,000                  106,622

Tekelec (a)                       982,900                    32,436

Telefonaktiebolaget LM            8,490,000                  174,045
Ericsson sponsored ADR

                                                             1,005,601

COMPUTER SERVICES & SOFTWARE
- 15.6%

Akamai Technologies, Inc.         20,000                     1,335

Art Technology Group, Inc.        145,500                    8,539

BEA Systems, Inc. (a)             3,415,700                  123,392

Ceridian Corp. (a)                305,700                    7,375

Certicom Corp. (a)                150,000                    4,756

Exodus Communications, Inc.       189,600                    13,379
(a)

Kana Communications, Inc.         177,500                    7,954

Keynote Systems, Inc.             550,000                    19,147

Mercury Interactive Corp. (a)     1,268,000                  107,463

Microsoft Corp. (a)               55                         3

Network Solutions, Inc. Class     842,600                    124,547
A (a)

OnDisplay, Inc.                   14,700                     676

OpenTV Corp.                      229,400                    10,380

Phone.com, Inc.                   410,000                    28,674

Polycom, Inc. (a)                 610,000                    51,278

Portal Software, Inc.             168,800                    6,794

Redback Networks, Inc.            2,619,300                  219,694

Software.com, Inc.                141,000                    11,879

Tumbleweed Communications         258,900                    8,981
Corp.

VeriSign, Inc. (a)                839,800                    113,688

VERITAS Software Corp. (a)        1,395,000                  162,518

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Vignette Corp. (a)                4,470,000                 $ 123,204

Wink Communications, Inc.         174,400                    3,771

                                                             1,159,427

COMPUTERS & OFFICE EQUIPMENT
- 11.3%

Brocade Communications            2,830,700                  333,846
Systems, Inc.

Extended Systems, Inc. (a)        349,800                    11,259

Juniper Networks, Inc.            1,376,600                  241,163

Network Appliance, Inc. (a)       3,908,500                  252,343

Pitney Bowes, Inc.                150,000                    6,525

                                                             845,136

ELECTRONIC INSTRUMENTS - 0.6%

Agilent Technologies, Inc.        631,596                    46,501

Biomira, Inc. (a)                 65,000                     521

                                                             47,022

ELECTRONICS - 20.1%

Advanced Micro Devices, Inc.      2,120,000                  172,648
(a)

Applied Micro Circuits Corp.      830,000                    82,378
(a)

Conductus, Inc. (a)               58,900                     493

Cree, Inc. (a)                    180,000                    21,867

E Tek Dynamics, Inc. (a)          877,500                    161,295

International Rectifier Corp.     900,000                    37,125
(a)

JDS Uniphase Corp. (a)            171,500                    15,092

Micron Technology, Inc. (a)       6,162,400                  430,980

PMC-Sierra, Inc. (a)              735,600                    112,731

RF Micro Devices, Inc. (a)        265,000                    27,825

Sanmina Corp. (a)                 370,000                    23,541

SDL, Inc. (a)                     50,000                     11,328

Semtech Corp. (a)                 50,000                     2,788

Texas Instruments, Inc.           5,010,000                  361,973

Tyco International Ltd.           850,000                    40,003

                                                             1,502,067

TOTAL TECHNOLOGY                                             4,559,253

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.2%

Ryanair Holdings PLC              383,000                    15,512
sponsored ADR (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TRANSPORTATION - CONTINUED

SHIPPING - 0.3%

Irish Continental Group PLC       2,283,600                 $ 19,477
(c)

TOTAL TRANSPORTATION                                         34,989

UTILITIES - 0.9%

CELLULAR - 0.8%

Crown Castle International        629,500                    16,485
Corp. (a)

SBA Communications Corp.          590,400                    21,992
Class A

VoiceStream Wireless Corp. (a)    184,900                    21,171

                                                             59,648

ELECTRIC UTILITY - 0.0%

AES Corp. (a)                     10,600                     925

TELEPHONE SERVICES - 0.1%

Telefonos de Mexico SA de CV      200,000                    9,738
Series L sponsored ADR

TOTAL UTILITIES                                              70,311

TOTAL COMMON STOCKS                                          7,278,465
(Cost $5,752,142)

CASH EQUIVALENTS - 4.6%



Central Cash Collateral Fund,     124,854,900                124,855
6.54% (b)

Taxable Central Cash Fund,        222,940,529                222,941
6.37% (b)

TOTAL CASH EQUIVALENTS                                       347,796
(Cost $347,796)

TOTAL INVESTMENT PORTFOLIO -                                 7,626,261
102.2%
(Cost $6,099,938)

NET OTHER ASSETS - (2.2)%                                    (166,160)

NET ASSETS - 100%                                          $ 7,460,101


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     89.9%

Finland                       4.3

Sweden                        2.3

Ireland                       1.6

Others (individually less     1.9
than 1%)

                            100.0%

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $6,172,522,000. Net unrealized appreciation aggregated $1,453,739,000, of which $1,988,763,000 related to appreciated investment securities and $535,024,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                            MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 7,626,261
value (cost $6,099,938) -
See accompanying schedule

Receivable for investments                24,582
sold

Receivable for fund shares                7,554
sold

Dividends receivable                      2,163

Interest receivable                       1,055

Other receivables                         1,101

 TOTAL ASSETS                             7,662,716

LIABILITIES

Payable for investments        $ 58,417
purchased

Payable for fund shares         13,385
redeemed

Accrued management fee          4,487

Other payables and accrued      1,471
expenses

Collateral on securities        124,855
loaned, at value

 TOTAL LIABILITIES                        202,615

NET ASSETS                               $ 7,460,101

Net Assets consist of:

Paid in capital                          $ 5,537,261

Distributions in excess of                (6,478)
net investment income

Accumulated undistributed net             403,026
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               1,526,292
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 309,227                  $ 7,460,101
shares outstanding

NET ASSET VALUE, offering                 $24.12
price and redemption price
per share ($7,460,101
(divided by) 309,227 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED MAY 31, 2000
                                        (UNAUDITED)

INVESTMENT INCOME                          $ 22,016
Dividends (including $14,209
received  from affiliated
issuers)

Interest                                    4,708

Security lending                            1,397

 TOTAL INCOME                               28,121

EXPENSES

Management fee Basic fee         $ 22,488

 Performance adjustment           4,948

Transfer agent fees               6,002

Accounting and security           413
lending fees

Non-interested trustees'          38
compensation

Custodian fees and expenses       125

Registration fees                 600

Audit                             31

Legal                             23

Interest                          12

Miscellaneous                     1

 Total expenses before            34,681
reductions

 Expense reductions               (946)     33,735

NET INVESTMENT INCOME (LOSS)                (5,614)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            423,835
(including realized loss of
$680 on sales of investments
in affiliated issuers)

 Foreign currency transactions    (115)     423,720

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            344,677

 Assets and liabilities in        (5)       344,672
foreign currencies

NET GAIN (LOSS)                             768,392

NET INCREASE (DECREASE) IN                 $ 762,778
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (5,614)                      $ 13,439
income (loss)

 Net realized gain (loss)         423,720                        936,934

 Change in net unrealized         344,672                        342,388
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       762,778                        1,292,761
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (12,436)                       (30,323)
In excess of investment
income

 From net realized gain           (797,698)                      (608,308)

 TOTAL DISTRIBUTIONS              (810,134)                      (638,631)

Share transactions Net            2,083,229                      1,103,365
proceeds from sales of shares

 Reinvestment of distributions    805,571                        637,147

 Cost of shares redeemed          (1,293,197)                    (1,127,071)

 NET INCREASE (DECREASE) IN       1,595,603                      613,441
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,548,247                      1,267,571
IN NET ASSETS

NET ASSETS

 Beginning of period              5,911,854                      4,644,283

 End of period (including        $ 7,460,101                    $ 5,911,854
under (over) distribution
of net investment income of
$(6,478) and  $12,717,
respectively)

OTHER INFORMATION
Shares

 Sold                             75,205                         51,144

 Issued in reinvestment of        34,512                         32,238
distributions

 Redeemed                         (48,699)                       (52,173)

 Net increase (decrease)          61,018                         31,209


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                    1998       1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 23.82                        $ 21.40                 $ 20.47    $ 20.04  $ 19.50  $ 18.01
of period

Income from Investment
Operations

Net investment income (loss)    (.02) D                        .05 D                   .13 D, E   .13 D    .26      .34

Net realized  and unrealized    3.56                           5.25                    4.34       2.61     2.14     3.09
gain (loss)

Total from  investment          3.54                           5.30                    4.47       2.74     2.40     3.43
operations

Less Distributions

 From net investment income     (.05)                          (.14)                   (.13)      (.26)    (.34)    (.20)

From net  realized gain         (3.19)                         (2.74)                  (3.41)     (2.05)   (1.52)   (1.74)

Total distributions             (3.24)                         (2.88)                  (3.54)     (2.31)   (1.86)   (1.94)

Net asset value,  end of       $ 24.12                        $ 23.82                 $ 21.40    $ 20.47  $ 20.04  $ 19.50
period

TOTAL RETURN B, C               15.40%                         27.93%                  27.16%     15.78%   13.45%   21.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 7,460                        $ 5,912                 $ 4,644    $ 4,014  $ 4,205  $ 3,970
(in millions)

Ratio of expenses  to average   .89% A                         .63%                    .62%       .64%     .74%     .99%
 net assets

Ratio of expenses  to average   .87% A, F                      .58% F                  .57% F     .59% F   .70% F   .99%
 net assets after expense
reductions

Ratio of net invest- ment       (.14)% A                       .25%                    .68%       .66%     1.26%    1.92%
income (loss) to average net
assets

Portfolio turnover rate         238% A                         310%                    266%       205%     230%     108%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.03 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Retirement Growth Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $9,803,313,000 and $8,967,317,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .71% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $160,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $18,354,000. The weighted average interest rate was 5.65%.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $116,773,000. The fund received cash collateral of $124,855,000 which was invested in cash equivalents.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $802,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $20,000 and $124,000, respectively, under these arrangements.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS               PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

Arnotts PLC                        $ -                $ -             $ 256                $ 10,471

Bethlehem Steel Corp.               172                2,182           -                    -

Irish Continental Group PLC         2,298              -               176                  19,477

RJ Reynolds Tobacco Holdings,       29,900             -               13,777               284,884
Inc.

TOTALS                             $ 32,370           $ 2,182         $ 14,209             $ 314,832


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
J. Fergus Shiel, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

FRE-SANN-0700  106154
1.479485.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund(registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty(registered trademark)
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant GrowthSM Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com